UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5225

                        Oppenheimer Quest for Value Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                      Date of reporting period: 04/30/2008

================================================================================



ITEM 1.  REPORTS TO STOCKHOLDERS.

April 30, 2008

--------------------------------------------------------------------------------
Oppenheimer                                                       Management
Quest Balanced                                                   Commentaries
Fund(SM)                                                             and
                                                              Semiannual Report
--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Managers

            Listing of Top Holdings

      SEMI ANNUAL REPORT

            Listing of Investments

            Financial Statements

                                                        [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS

TOP TEN COMMON STOCK INDUSTRIES
Oil, Gas & Consumable Fuels                                         11.3%
                                                                    ----
Pharmaceuticals                                                      7.5
                                                                    ----
Aerospace & Defense                                                  5.5
                                                                    ----
Food & Staples Retailing                                             5.1
                                                                    ----
Consumer Finance                                                     3.4
                                                                    ----
Capital Markets                                                      3.3
                                                                    ----
Diversified Financial Services                                       3.3
                                                                    ----
IT Services                                                          3.0
                                                                    ----
Health Care Providers & Services                                     3.0
                                                                    ----
Household Durables                                                   2.6


Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
ConocoPhillips                                                      6.9%
                                                                    ---
Boeing Co.                                                          5.5
                                                                    ---
Roche Holding Ltd., Sponsored ADR                                   4.0
                                                                    ---
Schering-Plough Corp.                                               3.5
                                                                    ---
Wal-Mart Stores, Inc.                                               3.3
                                                                    ---
WellPoint, Inc.                                                     3.0
                                                                    ---
Google, Inc., Cl. A                                                 2.6
                                                                    ---
Yum! Brands, Inc.                                                   2.3
                                                                    ---
Lehman Brothers Holdings, Inc.                                      2.2
                                                                    ---
Washington Mutual, Inc.                                             2.2

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on net assets.

For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.

                      9 | OPPENHEIMER QUEST BALANCED FUND

TOP HOLDINGS AND ALLOCATIONS

PORTFOLIO ALLOCATION

[LOGO]

- Stocks                        56.3%
- Bonds and Notes               25.5
- Cash Equivalents              18.2

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on the total market value of investments.

                      10 | OPPENHEIMER QUEST BALANCED FUND

NOTES

            Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT
            1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

            The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

            CLASS A shares of the Fund were first publicly offered on 11/1/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.15% asset-based sales charge. However, there is a voluntary waiver of the Class A asset-based sales charge as described in the Prospectus.

            CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B does not include any contingent deferred sales charge on redemptions and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

            CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

            CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent

                      11 | OPPENHEIMER QUEST BALANCED FUND

NOTES

            deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

            CLASS Y shares of the Fund were first publicly offered on 5/1/00. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

            An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                      12 | OPPENHEIMER QUEST BALANCED FUND

FUND EXPENSES

            FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

            The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2008.

            ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

            HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

            Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement

                      13 | OPPENHEIMER QUEST BALANCED FUND

FUND EXPENSES Continued

            of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                       BEGINNING           ENDING          EXPENSES
                                        ACCOUNT           ACCOUNT         PAID DURING
                                         VALUE             VALUE        6 MONTHS ENDED
ACTUAL                              NOVEMBER 1, 2007   APRIL 30, 2008   APRIL 30, 2008
------                              ----------------   --------------   --------------
Class A                              $     1,000.00     $     888.60     $        5.79
                                     --------------     ------------     -------------
Class B                                    1,000.00           884.80              9.56
                                     --------------     ------------     -------------
Class C                                    1,000.00           885.30              9.28
                                     --------------     ------------     -------------
Class N                                    1,000.00           887.40              7.07
                                     --------------     ------------     -------------
Class Y                                    1,000.00           889.40              4.62

HYPOTHETICAL
(5% return before expenses)
Class A                                    1,000.00         1,018.75              6.19
                                     --------------     ------------     -------------
Class B                                    1,000.00         1,014.77             10.22
                                     --------------     ------------     -------------
Class C                                    1,000.00         1,015.07              9.92
                                     --------------     ------------     -------------
Class N                                    1,000.00         1,017.40              7.55
                                     --------------     ------------     -------------
Class Y                                    1,000.00         1,019.99              4.93

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, based on the 6-month period ended April 30, 2008 are as follows:

CLASS                                 EXPENSE RATIOS
-----                                 --------------
Class A                                   1.23%
                                          ----
Class B                                   2.03
                                          ----
Class C                                   1.97
                                          ----
Class N                                   1.50
                                          ----
Class Y                                   0.98

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                      14 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited

                                                                          SHARES            VALUE
                                                                         ---------      ------------
COMMON STOCKS--66.9%
CONSUMER DISCRETIONARY--8.7%
HOTELS, RESTAURANTS & LEISURE--2.3%
Yum! Brands, Inc.                                                        2,300,000      $ 93,564,000
                                                                         ---------      ------------
HOUSEHOLD DURABLES--2.6%
Centex Corp. (1)                                                         1,683,000        35,040,060
                                                                         ---------      ------------
D.R. Horton, Inc. (1)                                                    1,715,400        26,571,546
                                                                         ---------      ------------
Lennar Corp., Cl. A (1)                                                  1,350,149        24,869,745
                                                                         ---------      ------------
Pulte Homes, Inc.                                                        1,790,100        23,342,904
                                                                                        ------------
                                                                                         109,824,255
                                                                                        ------------
MULTILINE RETAIL--2.0%
Family Dollar Stores, Inc.                                               3,860,000        82,604,000
                                                                         ---------      ------------
SPECIALTY RETAIL--1.8%
PetSmart, Inc.                                                           3,300,000        73,854,000
                                                                         ---------      ------------
CONSUMER STAPLES--5.1%
FOOD & STAPLES RETAILING--5.1%
Sysco Corp.                                                              2,500,000        76,425,000
                                                                         ---------      ------------
Wal-Mart Stores, Inc.                                                    2,347,000       136,079,060
                                                                                        ------------
                                                                                         212,504,060
                                                                                        ------------
ENERGY--11.3%
OIL, GAS & CONSUMABLE FUELS--11.3%
Cameco Corp.                                                             1,370,000        47,936,300
                                                                         ---------      ------------
Chevron Corp.                                                              753,000        72,400,950
                                                                         ---------      ------------
ConocoPhillips                                                           3,330,000       286,879,500
                                                                         ---------      ------------
Valero Energy Corp.                                                      1,200,000        58,620,000
                                                                                        ------------
                                                                                         465,836,750
                                                                                        ------------
FINANCIALS--16.9%
CAPITAL MARKETS--3.3%
Bank of New York Mellon Corp.                                            1,032,000        44,922,960
                                                                         ---------      ------------
Lehman Brothers Holdings, Inc. (1)                                       2,100,000        92,904,000
                                                                                        ------------
                                                                                         137,826,960
                                                                                        ------------
COMMERCIAL BANKS--1.1%
National City Corp. (1)                                                  7,118,000        44,843,400
                                                                         ---------      ------------
CONSUMER FINANCE--3.4%
American Express Co.                                                     1,650,000        79,233,000
                                                                         ---------      ------------
Capital One Financial Corp. (1)                                          1,143,000        60,579,000
                                                                                        ------------
                                                                                         139,812,000
                                                                                        ------------

                      15 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                           SHARES           VALUE
                                                                         ---------      ------------
DIVERSIFIED FINANCIAL SERVICES--3.3%
CIT Group, Inc. (1)                                                      6,180,100      $ 67,301,289
                                                                         ---------      ------------
Citigroup, Inc.                                                          2,724,000        68,835,480
                                                                                        ------------
                                                                                         136,136,769
                                                                                        ------------
INSURANCE--2.0%
American International Group, Inc.                                       1,345,000        62,139,000
                                                                         ---------      ------------
MBIA, Inc. (1)                                                           2,045,000        21,268,000
                                                                                        ------------
                                                                                          83,407,000
                                                                                        ------------
REAL ESTATE INVESTMENT TRUSTS--1.4%
Annaly Mortgage Management, Inc. (1)                                     3,530,000        59,162,800
                                                                         ---------      ------------
THRIFTS & MORTGAGE FINANCE--2.4%
PMI Group, Inc. (The) (1)                                                1,100,000         6,193,000
                                                                         ---------      ------------
Washington Mutual, Inc. (1)                                              7,369,000        90,565,010
                                                                                        ------------
                                                                                          96,758,010
                                                                                        ------------
HEALTH CARE--12.2%
BIOTECHNOLOGY--1.7%
Regeneron Pharmaceuticals, Inc. (1,2)                                    1,700,000        33,354,000
                                                                         ---------      ------------
Theravance, Inc. (2)                                                     1,700,000        21,233,000
                                                                         ---------      ------------
Vertex Pharmaceuticals, Inc. (2)                                           592,078        15,109,831
                                                                                        ------------
                                                                                          69,696,831
                                                                                        ------------
HEALTH CARE PROVIDERS & SERVICES--3.0%
WellPoint, Inc. (2)                                                      2,482,900       123,524,275
                                                                         ---------      ------------
PHARMACEUTICALS--7.5%
Roche Holding Ltd., Sponsored ADR                                        1,980,000       163,963,800
                                                                         ---------      ------------
Schering-Plough Corp.                                                    7,874,000       144,960,340
                                                                                        ------------
                                                                                         308,924,140
                                                                                        ------------
INDUSTRIALS--5.5%
AEROSPACE & DEFENSE--5.5%
Boeing Co.                                                               2,700,000       229,122,000
                                                                         ---------      ------------
INFORMATION TECHNOLOGY--5.6%
INTERNET SOFTWARE & SERVICES--2.6%
Google, Inc., Cl. A (2)                                                    184,000       105,669,360
                                                                         ---------      ------------
IT SERVICES--3.0%
Infosys Technologies Ltd., Sponsored ADR (1)                             1,500,000        65,535,000
                                                                         ---------      ------------
Visa, Inc., Cl. A. (2)                                                     715,000        59,666,750
                                                                                        ------------
                                                                                         125,201,750
                                                                                        ------------

                      16 | OPPENHEIMER QUEST BALANCED FUND

                                                                                              SHARES            VALUE
                                                                                            ----------      --------------
TELECOMMUNICATION SERVICES--1.6%
WIRELESS TELECOMMUNICATION SERVICES--1.6%
NII Holdings, Inc. (2)                                                                         750,000      $   34,305,000
                                                                                            ----------      --------------
Sprint Nextel Corp.                                                                          4,084,000          32,631,160
                                                                                            ----------      --------------
                                                                                                                66,936,160
                                                                                                            --------------
Total Common Stocks (Cost $ 2,938,184,292)                                                                   2,765,208,520
PREFERRED STOCKS--1.2%
CIT Group, Inc., 8.75% Cv., Series C (2)                                                       466,873          26,028,170
                                                                                            ----------      --------------
Lehman Brothers Holdings, Inc.,7.25% Cv., Series P, Non-Vtg. (2)                                19,650          24,051,600
                                                                                            ----------      --------------
Total Preferred Stocks (Cost $43,818,134)                                                                       50,079,770

                                                                                              PRINCIPAL
                                                                                               AMOUNT
                                                                                             -------------
MORTGAGE-BACKED OBLIGATIONS--14.0%
Credit Suisse Commercial Mortgage Trust,
Series 2007-C2, Commercial Mtg. Pass-Through Certificates,
Series 2007-C2, Cl. A2, 5.448%, 1/1/49                                                       $  13,400,000      13,334,801
                                                                                             -------------   -------------
Federal National Mortgage Assn., 5.50%, 5/1/37 (3)                                              58,975,000      59,297,534
                                                                                             -------------   -------------
Federal National Mortgage Assn., Gtd.Real Estate
Mtg.Investment Conduit Pass-Through Certificates:
Trust 2006-83, Cl. FH, 3.335%, 9/25/36 (4)                                                      12,718,056      12,535,350
Trust 2006-93, Cl. MF, 3.295%, 10/25/36 (4)                                                     25,635,438      25,374,211
                                                                                             -------------   -------------
Government National Mortgage Assn.,5.50%, 5/1/38 (3)                                           404,765,000     410,014,397
                                                                                             -------------   -------------
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2006-GG8, Cl. A2, 5.479%, 11/1/39                                           14,755,000      14,785,654
                                                                                             -------------   -------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates,
Series 2007-C1, Cl. A4, 5.716%, 11/1/17                                                         24,565,000      24,143,241
                                                                                             -------------   -------------
JPMorgan Chase Commercial Mortgage Securities Trust 2004-CB8,
Commercial Mtg. Pass-Through Certificates,
Series 2004-CB8, Cl. A1A, 4.158%, 1/1/39                                                        17,890,055      17,039,830
                                                                                             -------------   -------------
Total Mortgage-Backed Obligations (Cost $ 573,754,571)                                                         576,525,018
U.S. GOVERNMENT OBLIGATIONS--1.7%
Federal Farm Credit Bank Nts.:
4.75%, 5/7/10                                                                                   19,660,000      20,421,805
4.80%, 4/25/11                                                                                  49,010,000      51,174,478
                                                                                                             -------------
Total U.S. Government Obligations (Cost $ 68,187,598)                                                           71,596,283

                      17 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued


                                                                                               PRINCIPAL
                                                                                                AMOUNT            VALUE
                                                                                             -------------   --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--15.2%
American Express Co., 7% Sr. Unsec. Nts., 3/19/18                                            $  10,505,000   $   11,328,382
                                                                                             -------------   --------------
American Express Credit Corp., 5% Nts., Series B, 12/2/10 (1)                                   34,230,000       34,759,641
                                                                                             -------------   --------------
Ameriprise Financial, Inc., 5.35% Sr. Unsec. Nts., 11/15/10                                     39,120,000       39,568,354
                                                                                             -------------   --------------
Bank of America Corp., 4.375% Sr. Unsec. Nts.,12/1/10 (1)                                       53,980,000       54,400,828
                                                                                             -------------   --------------
CIT Group, Inc., 4.75% Sr. Nts., 12/15/10                                                       24,575,000       21,075,864
                                                                                             -------------   --------------
Citigroup, Inc.:
4.625% Nts., 8/3/10                                                                             19,640,000       19,442,991

6% Nts., 2/21/12                                                                                15,000,000       15,346,800

6.875% Sr. Unsec. Bonds, 3/5/38 (1)                                                             14,760,000       15,333,884

Duke Capital Corp., 7.50% Bonds, 10/1/09                                                        30,455,000       31,438,605
                                                                                             -------------   --------------
E.I. du Pont de Nemours & Co., 4.125% Nts., 4/30/10 (1)                                         44,000,000       44,376,024
                                                                                             -------------   --------------
General Dynamics Corp., 4.50% Sr. Unsec. Nts., 8/15/10                                          22,700,000       23,027,130
                                                                                             -------------   --------------
General Electric Capital Corp., 6% Nts., 6/15/12                                                19,700,000       20,732,398
                                                                                             -------------   --------------
Goldman Sachs Group, Inc. (The):
5.70% Sr. Unsec. Nts., 9/1/12                                                                   33,880,000       34,605,845
6.75% Unsec. Sub. Nts., 10/1/37                                                                 29,530,000       29,064,076
                                                                                             -------------   --------------
Household Finance Corp.:
4.125% Unsec. Nts., 11/16/09                                                                    19,640,000       19,606,533
7% Sr. Unsec. Unsub. Nts., 5/15/12                                                              20,000,000       21,141,720
                                                                                             -------------   --------------
Lehman Brothers Holdings, Inc., 6.875% Unsec. Sub. Nts., 7/17/37 (1)                            14,750,000       13,732,103
                                                                                             -------------   --------------
Morgan Stanley, 6.625% Sr. Unsec. Nts., Series F, 4/1/18 (1)                                    14,765,000       15,347,524
                                                                                             -------------   --------------
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13 (1)                                        10,465,000       12,079,844
                                                                                             -------------   --------------
SLM Corp., 4.50% Nts., Series A, 7/26/10                                                        39,250,000       35,029,448
                                                                                             -------------   --------------
Time Warner Entertainment Co. LP, 7.25% Sr. Unsec. Debs., 9/1/08                                19,640,000       19,790,541
                                                                                             -------------   --------------
U.S. Bancorp, 4.50% Sr. Nts., Series P, 7/29/10                                                 15,610,000       15,979,520
                                                                                             -------------   --------------
Verizon Global Funding Corp.:
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                                           14,630,000       15,657,553
7.375% Sr. Nts., 9/1/12                                                                         15,000,000       16,485,825
                                                                                             -------------   --------------
Wachovia Corp., 4.375% Nts., 6/1/10                                                             39,280,000       39,221,237
                                                                                             -------------   --------------
Waste Management, Inc., 6.50% Sr. Unsub. Nts., 11/15/08                                          8,740,000        8,872,321
                                                                                                             --------------
Total Non-Convertible Corporate Bonds and Notes (Cost $ 620,674,108)                                            627,444,991
SHORT-TERM NOTES--12.6%
Federal Home Loan Bank, 1.75%, 5/1/08 (Cost $519,365,000)                                      519,365,000      519,365,000
                                                                                             -------------   --------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $4,763,983,703)                                                 4,610,219,582

                      18 | OPPENHEIMER QUEST BALANCED FUND

                                                                                               PRINCIPAL
                                                                                                 AMOUNT           VALUE
                                                                                             -----------     -----------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--9.5% (5)
Undivided interest of 0.85% in joint repurchase agreement (Principal Amount/
Value $7,000,000,000 with a maturity value of  $7,000,388,889) with Barclays
Capital, 2%, dated 4/30/08, to be repurchased at $59,166,463 on 5/1/08, collateralized by U.S. Agency Mortgages, 0%-7%, 6/4/12-4/25/38, with
a value of $ 7,140,000,000                                                                   $ 59,163,176    $      59,163,176
                                                                                             ------------    -----------------
Undivided interest of 8.17% in joint repurchase agreement (Principal Amount/
Value $4,100,000,000 with a maturity value of $4,100,300,382) with Barclays
Capital, 2.6375%, dated 4/30/08, to be repurchased at $335,024,543 on 5/1/08, collateralized by Private Label CMOs, 0%-6.53%, 5/15/11-11/20/56, with
a value of $ 4,305,000,000                                                                    335,000,000          335,000,000
                                                                                                             -----------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $ 394,163,176)                                                                                               394,163,176
                                                                                                             -----------------
TOTAL INVESTMENTS, AT VALUE (COST $ 5,158,146,879)                                                  121.1%       5,004,382,758
                                                                                             ------------    -----------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                               (21.1)        (872,132,805)
                                                                                             ------------    -----------------
NET ASSETS                                                                                          100.0%   $   4,132,249,953
                                                                                             ============    =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.    Partial or fully-loaned security. See Note 5 of accompanying Notes.

2.    Non-income producing security.

3. When-issued security or delayed delivery to be delivered and settled after April 30, 2008. See Note 1 of accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      19 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

April 30, 2008

ASSETS
Investments, at value (cost $5,158,146,879)--see accompanying statement of investments     $   5,004,382,758
                                                                                           -----------------
Cash                                                                                               1,612,875
                                                                                           -----------------
Receivables and other assets:
Interest and dividends                                                                            13,255,368
Investments sold                                                                                  10,384,032
Other                                                                                                409,910
                                                                                           -----------------
Total assets                                                                                   5,030,044,943

LIABILITIES
Return of collateral for securities loaned                                                       394,419,465
                                                                                           -----------------
Payables and other liabilities:
Investments purchased (including $471,681,107 purchased on a when-issued or
delayed delivery basis)                                                                          483,403,744
Shares of beneficial interest redeemed                                                            16,960,909
Trustees' compensation                                                                             1,114,174
Transfer and shareholder servicing agent fees                                                        815,922
Distribution and service plan fees                                                                   580,086
Shareholder communications                                                                           404,743
Other                                                                                                 95,947
                                                                                           -----------------
Total liabilities                                                                                897,794,990

NET ASSETS                                                                                 $   4,132,249,953
                                                                                           =================
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                                 $       2,796,787
                                                                                           -----------------
Additional paid-in capital                                                                     4,622,859,930
                                                                                           -----------------
Accumulated net investment income                                                                 10,819,034
                                                                                           -----------------
Accumulated net realized loss on investments                                                    (350,461,677)
                                                                                           -----------------
Net unrealized depreciation on investments                                                      (153,764,121)
                                                                                           -----------------
NET ASSETS                                                                                 $   4,132,249,953
                                                                                           =================

                      20 | OPPENHEIMER QUEST BALANCED FUND

NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$2,453,962,180 and 164,819,779 shares of beneficial interest outstanding)                         $  14.89
                                                                                                  --------
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                          $  15.80
                                                                                                  --------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$746,900,158 and 51,257,006 shares of beneficial interest outstanding)                            $  14.57
                                                                                                  --------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$630,945,300 and 43,293,271 shares of beneficial interest outstanding)                            $  14.57
                                                                                                  --------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$131,411,159 and 8,951,450 shares of beneficial interest outstanding)                             $  14.68
                                                                                                  --------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $169,031,156 and 11,357,196 shares of beneficial interest outstanding)                  $  14.88
                                                                                                  --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     21 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF OPERATIONS Unaudited

FOR THE SIX MONTHS ENDED APRIL 30, 2008

INVESTMENT INCOME
Interest                                                       $  36,937,715
                                                               -------------
Dividends (net of foreign withholding taxes of $680,893)          29,749,835
                                                               -------------
Portfolio lending fees                                             2,408,608
                                                               -------------
Total investment income                                           69,096,158

EXPENSES
Management fees                                                   17,128,793
                                                               -------------
Distribution and service plan fees:
Class A                                                            3,054,581
Class B                                                            4,715,459
Class C                                                            3,581,230
Class N                                                              356,972
                                                               -------------
Transfer and shareholder servicing agent fees:
Class A                                                            2,702,471
Class B                                                            1,101,765
Class C                                                              677,772
Class N                                                              161,826
Class Y                                                              206,573
                                                               -------------
Shareholder communications:
Class A                                                              229,735
Class B                                                              152,464
Class C                                                               63,948
Class N                                                                6,873
Class Y                                                                  129
                                                               -------------
Trustees' compensation                                               282,712
                                                               -------------
Custodian fees and expenses                                           19,756
                                                               -------------
Administration service fees                                              750
                                                               -------------
Other                                                                159,857
                                                               -------------
Total expenses                                                    34,603,666
Less reduction to custodian expenses                                 (13,167)
                                                               -------------
Net expenses                                                      34,590,499

NET INVESTMENT INCOME                                             34,505,659

REALIZED AND UNREALIZED LOSS

Net realized loss on investments                                (347,314,555)
                                                               -------------
Net change in unrealized depreciation on investments            (297,575,805)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $(610,384,701)
                                                               =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      22 | OPPENHEIMER QUEST BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   SIX MONTHS              YEAR
                                                                      ENDED                ENDED
                                                                 APRIL 30, 2008         OCTOBER 31,
                                                                   (UNAUDITED)            2007
                                                                 ----------------    ---------------
OPERATIONS
Net investment income                                            $     34,505,659    $    58,073,973
                                                                 ----------------    ---------------
Net realized gain (loss)                                             (347,314,555)       723,071,694
                                                                 ----------------    ---------------
Net change in unrealized appreciation (depreciation)                 (297,575,805)      (355,283,690)
                                                                 ----------------    ---------------
Net increase (decrease) in net assets resulting from operations      (610,384,701)       425,861,977

DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                               (23,267,446)       (38,823,680)
Class B                                                                (3,854,123)        (7,986,941)
Class C                                                                (3,499,225)        (5,482,242)
Class N                                                                (1,061,202)        (1,869,026)
Class Y                                                                (1,980,312)        (4,597,368)
                                                                 ----------------    ---------------
                                                                      (33,662,308)       (58,759,257)
                                                                 ----------------    ---------------
Distributions from net realized gain:
Class A                                                              (341,185,281)      (108,511,577)
Class B                                                              (135,784,614)       (66,078,509)
Class C                                                               (99,519,966)       (36,754,728)
Class N                                                               (19,443,639)        (7,512,570)
Class Y                                                               (25,395,320)        (9,946,135)
                                                                 ----------------    ---------------
                                                                     (621,328,820)      (228,803,519)

BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                               165,582,064       (128,740,215)
Class B                                                              (274,901,309)      (596,771,964)
Class C                                                               (52,127,595)      (160,197,800)
Class N                                                                  (929,040)       (39,783,676)
Class Y                                                                (5,720,157)       (59,198,820)
                                                                 ----------------    ---------------
                                                                     (168,096,037)      (984,692,475)
NET ASSETS

Total decrease                                                     (1,433,471,866)      (846,393,274)
                                                                 ----------------    ---------------
Beginning of period                                                 5,565,721,819      6,412,115,093
                                                                 ----------------    ---------------
End of period (including accumulated net investment income of
$10,819,034 and $9,975,683, respectively)                        $  4,132,249,953    $ 5,565,721,819
                                                                 ================    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      23 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS

                                              SIX MONTHS
                                                 ENDED
                                              APRIL 30, 2008                                                 YEAR ENDED OCTOBER 31,
CLASS A                                        (UNAUDITED)       2007          2006          2005            2004         2003
                                              -----------     ----------    ----------     -----------    -----------   -----------
PER SHARE OPERATING DATA
Net asset value, beginning of period          $     19.18     $    18.82    $    17.79     $     17.19    $     15.69   $     12.02
                                              -----------     ----------    ----------     -----------    -----------   -----------
Income (loss) from investment operations:
Net investment income                                 .14(1)         .24(1)        .21(1)          .11(1)         .07           .16
Net realized and unrealized gain (loss)             (2.10)          1.05          1.66             .49           1.46          3.64
                                              -----------     ----------    ----------     -----------    -----------   -----------
Total from investment operations                    (1.96)          1.29          1.87             .60           1.53          3.80
                                              -----------     ----------    ----------     -----------    -----------   -----------

Dividends and/or distributions to
shareholders:

Dividends from net investment income                 (.14)          (.25)         (.23)             --           (.03)         (.13)
Distributions from net realized gain                (2.19)          (.68)         (.61)             --             --            --
                                              -----------     ----------    ----------     -----------    -----------   -----------

Total dividends and/or distributions
to shareholders                                     (2.33)          (.93)         (.84)             --           (.03)         (.13)
Net asset value, end of period                $     14.89     $    19.18    $    18.82     $     17.79    $     17.19   $     15.69
                                              -----------     ----------    ----------     -----------    -----------   -----------

TOTAL RETURN, AT NET ASSET VALUE (2)               (11.14)%         6.97%        10.77%           3.49%          9.79%        31.87%
                                              -----------     ----------    ----------     -----------    -----------   -----------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)      $ 2,453,962     $2,988,971    $3,058,131     $ 3,277,261    $ 3,054,761   $ 2,287,707
                                              -----------     ----------    ----------     -----------    -----------   -----------
Average net assets (in thousands)             $ 2,619,018     $3,068,221    $3,215,973     $ 3,285,181    $ 2,759,594   $ 1,902,499
                                              -----------     ----------    ----------     -----------    -----------   -----------
Ratios to average net assets: (3)

Net investment income                                1.79%          1.26%         1.13%           0.61%          0.38%         1.60%
Total expenses                                       1.23%          1.16%         1.17%           1.17%          1.21%         1.38%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                   1.23%          1.14%         1.17%           1.17%          1.21%         1.38%
                                              -----------     ----------    ----------     -----------    -----------   -----------

Portfolio turnover rate                                45%(4)        112%           63%             89%            106%          92%

1. Per share amounts calculated based on the average shares outstanding during the period. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.    Annualized for periods less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
Six Months Ended April 30,2008             $  879,201,581         $  412,242,585

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      24 | OPPENHEIMER QUEST BALANCED FUND

                                          SIX MONTHS
                                            ENDED
                                           APRIL 30,
                                             2008                                                          YEAR ENDED OCTOBER 31,
CLASS B                                   (UNAUDITED)        2007          2006           2005            2004           2003
                                          ----------     -----------   -----------    -----------     -----------    ------------
PER SHARE OPERATING DATA
Net asset value, beginning of period      $    18.81     $     18.46   $     17.46    $     17.01     $     15.61    $      11.98
                                          ----------     -----------   -----------    -----------     -----------    ------------
Income (loss) from investment
operations:

Net investment income (loss)                     .07(1)          .09(1)        .06(1)        (.03)(1)        (.07)            .06
Net realized and unrealized gain (loss)        (2.05)           1.03          1.63            .48            1.47            3.63
                                          ----------     -----------   -----------    -----------     -----------    ------------
Total from investment operations               (1.98)           1.12          1.69            .45            1.40            3.69
                                          ----------     -----------   -----------    -----------     -----------    ------------
Dividends and/or distributions to
shareholders:

Dividends from net investment income            (.07)           (.09)         (.08)            --              --            (.06)
Distributions from net realized gain           (2.19)           (.68)         (.61)            --              --              --
                                          ----------     -----------   -----------    -----------     -----------    ------------
Total dividends and/or distributions
to shareholders                                (2.26)           (.77)         (.69)            --              --            (.06)
                                          ----------     -----------   -----------    -----------     -----------    ------------
Net asset value, end of period            $    14.57     $     18.81   $     18.46    $     17.46     $     17.01    $      15.61
                                          ==========     ===========   ===========    ===========     ===========    ============

TOTAL RETURN, AT NET ASSET VALUE (2)          (11.52)%          6.17%         9.90%          2.65%           8.97%          30.89%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)  $  746,900     $ 1,294,217    $1,847,651    $ 2,205,679     $ 2,549,069     $ 2,306,366
                                          ----------     -----------   -----------    -----------     -----------    ------------
Average net assets (in thousands)         $  946,050     $ 1,649,062    $2,014,712    $ 2,470,464     $ 2,495,872     $ 1,985,215
                                          ----------     -----------   -----------    -----------     -----------    ------------
Ratios to average net assets: (3)
Net investment income (loss)                    0.97%           0.48%         0.35%         (0.17)%         (0.40)%          0.84%
Total expenses                                  2.03%           1.94%         1.95%          1.96%           2.00%           2.15%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                           2.03%           1.92%         1.95%          1.96%           2.00%           2.15%
                                          ----------     -----------   -----------    -----------     -----------    ------------
Portfolio turnover rate                           45%(4)         112%           63%            89%            106%             92%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.    Annualized for periods less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS       SALE TRANSACTIONS
                                      ---------------------       ------------------
Six Months Ended April 30, 2008          $  879,201,581            $ 412,242,585

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      25 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS Continued

                                            SIX MONTHS
                                               ENDED
                                              APRIL 30,
                                               2008                                                         YEAR ENDED OCTOBER 31,
CLASS C                                     (UNAUDITED)         2007            2006           2005           2004          2003
                                            -----------      ------------     -----------    ----------     ----------   ---------
PER SHARE OPERATING DATA

Net asset value, beginning of period        $     18.81      $      18.48     $     17.48    $    17.02     $    15.60   $   11.97
                                            -----------      ------------     -----------    ----------     ----------   ---------
Income (loss) from investment operations:
Net investment income (loss)                        .08(1)            .10(1)          .07(1)       (.02)(1)       (.06)        .07
Net realized and unrealized gain (loss)           (2.05)             1.02            1.64           .48           1.48        3.62

Total from investment operations                  (1.97)             1.12            1.71           .46           1.42        3.69
                                            -----------      ------------     -----------    ----------     ----------   ---------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.08)             (.11)           (.10)           --             --        (.06)
Distributions from net realized gain              (2.19)             (.68)           (.61)           --             --          --
                                            -----------      ------------     -----------    ----------     ----------   ---------
Total dividends and/or distributions
to shareholders                                   (2.27)             (.79)           (.71)           --             --        (.06)
                                            -----------      ------------     -----------    ----------     ----------   ---------
Net asset value, end of period              $     14.57      $      18.81     $     18.48    $    17.48     $    17.02   $   15.60
                                            ===========      ============     ===========    ==========     ==========   =========

TOTAL RETURN, AT NET ASSET VALUE (2)             (11.47)%            6.15%           9.97%         2.70%          9.10%      30.99%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)    $   630,946      $    883,839     $ 1,022,881    $1,191,400     $1,207,729   $ 982,288
                                            -----------      ------------     -----------    ----------     ----------   ---------
Average net assets (in thousands)           $   719,636      $    979,278     $ 1,122,088    $1,248,447     $1,129,522   $ 835,198
                                            -----------      ------------     -----------    ----------     ----------   ---------
Ratios to average net assets: (3)
Net investment income (loss)                       1.03%             0.53%           0.41%        (0.11)%        (0.34)%      0.92%
Total expenses                                     1.97%             1.89%           1.89%         1.89%          1.94%       2.08%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                              1.97%             1.87%           1.89%         1.89%          1.94%       2.08%
                                            -----------      ------------     -----------    ----------     ----------   ---------
Portfolio turnover rate                              45%(4)           112%             63%           89%           106%         92%


1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.    Annualized for periods less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS        SALE TRANSACTIONS
                                 ---------------------        ------------------
Six Months Ended April 30, 2008           $879,201,581             $412,242,585

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      26 | OPPENHEIMER QUEST BALANCED FUND

                                               SIX MONTHS
                                                    ENDED
                                                 APRIL 30,
                                                  2008                                                   YEAR ENDED OCTOBER 31,
CLASS N                                        (UNAUDITED)       2007          2006          2005          2004         2003
                                              ------------    ----------     ---------     ---------    ---------    ----------
PER SHARE OPERATING DATA
Net asset value, beginning of period          $      18.94    $    18.59     $   17.58     $   17.05    $   15.58    $    11.94
                                              ------------    ----------     ---------     ---------    ---------    ----------
Income (loss) from investment operations:
Net investment income                                  .12(1)        .18(1)        .15(1)        .05(1)       .03           .11
Net realized and unrealized gain (loss)              (2.07)         1.03          1.64           .48         1.45          3.63
                                              ------------    ----------     ---------     ---------    ---------    ----------
Total from investment operations                     (1.95)         1.21          1.79           .53         1.48          3.74
                                              ------------    ----------     ---------     ---------    ---------    ----------
Dividends and / or distributions
to shareholders:
Dividends from net investment income                  (.12)         (.18)         (.17)           --         (.01)         (.10)
Distributions from net realized gain                 (2.19)         (.68)         (.61)           --           --            --
                                              ------------    ----------     ---------     ---------    ---------    ----------
Total dividends and / or distributions
to shareholders                                      (2.31)         (.86)         (.78)           --         (.01)         (.10)
                                              ------------    ----------     ---------     ---------    ---------    ----------
Net asset value, end of period                $      14.68    $    18.94     $   18.59     $   17.58    $   17.05    $    15.58
                                              ============    ==========     =========     =========    =========    ==========

TOTAL RETURN, AT NET ASSET VALUE (2)                (11.26)%        6.66%        10.45%         3.11%        9.47%        31.50%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $    131,411    $  171,675     $ 207,130     $ 216,843    $ 207,450    $  142,866
                                              ------------    ----------     ---------     ---------    ---------    ----------
Average net assets (in thousands)             $    144,133    $  193,216     $ 215,652     $ 219,040    $ 180,201    $  112,416
                                              ------------    ----------     ---------     ---------    ---------    ----------
Ratios to average net assets: (3)
Net investment income                                 1.51%         0.95%         0.83%         0.30%        0.04%         1.23%
Total expenses                                        1.50%         1.46%         1.48%         1.49%        1.55%         1.74%
Expenses after payments, waivers and / or
reimbursements and reduction to
custodian expenses                                    1.50%         1.44%         1.48%         1.49%        1.55%         1.70%
                                              ------------    ----------     ---------     ---------    ---------    ----------
Portfolio turnover rate                                45%(4)        112%           63%           89%         106%           92%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.    Annualized for periods less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:


                                    PURCHASE TRANSACTIONS     SALE TRANSACTIONS
Six Months Ended April 30, 2008        $879,201,581             $412,242,585

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      27 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS Continued

                                             SIX MONTHS
                                               ENDED
                                           APRIL 30, 2008                                                    YEAR ENDED OCTOBER 31,
CLASS Y                                     (UNAUDITED)         2007           2006           2005          2004           2003
                                           --------------    ----------     ----------     ----------     ---------    ------------
PER SHARE OPERATING DATA
Net asset value, beginning of period       $        19.18    $    18.82     $    17.79     $    17.14     $   15.62    $      11.96
                                           --------------    ----------     ----------     ----------     ---------    ------------
Income (loss) from investment operations:
Net investment income                                 .16(1)        .30(1)         .26(1)         .17(1)        .12             .20
Net realized and unrealized gain (loss)             (2.10)         1.04           1.66            .48          1.46            3.64
                                           --------------    ----------     ----------     ----------     ---------    ------------
Total from investment operations                    (1.94)         1.34           1.92            .65          1.58            3.84
                                           --------------    ----------     ----------     ----------     ---------    ------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.17)         (.30)          (.28)            --          (.06)           (.18)
Distributions from net realized gain                (2.19)         (.68)          (.61)            --            --              --
                                           --------------    ----------     ----------     ----------     ---------    ------------
Total dividends and/or distributions
to shareholders                                     (2.36)         (.98)          (.89)            --          (.06)           (.18)
                                           --------------    ----------     ----------     ----------     ---------    ------------
Net asset value, end of period             $        14.88    $    19.18     $    18.82     $    17.79     $   17.14    $      15.62
                                           ==============    ==========     ==========     ==========     =========    ============

TOTAL RETURN, AT NET ASSET VALUE (2)               (11.06)%        7.29%         11.11%          3.79%        10.17%          32.40%
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)   $      169,031    $  227,020     $  276,322     $  270,335     $ 238,775    $    182,409
                                           --------------    ----------     ----------     ----------     ---------    ------------
Average net assets (in thousands)          $      191,005    $  294,643     $  276,812     $  253,220     $ 216,973    $    145,793
                                           --------------    ----------     ----------     ----------     ---------    ------------
Ratios to average net assets: (3)
Net investment income                                2.02%         1.56%          1.43%          0.93%         0.70%           1.89%
Total expenses                                       0.98%         0.86%          0.87%          0.85%         0.90%           1.05%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                                0.98%         0.84%          0.87%          0.85%         0.90%           1.05%
                                           --------------    ----------     ----------     ----------     ---------    ------------
Portfolio turnover rate                                45%(4)       112%            63%            89%          106%             92%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.    Annualized for periods less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS    SALE TRANSACTIONS
                                    ---------------------    -----------------
Six Months Ended April 30, 2008             $  879,201,581      $  412,242,585

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       28| OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Balanced Fund (the "Fund"), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a combination of growth of capital and investment income. The Fund's primary objective is growth of capital. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager"). The Manager has entered into a sub-advisory agreement with Oppenheimer Capital LLC.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed

                       29 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                           WHEN-ISSUED OR
                          DELAYED DELIVERY
                         BASIS TRANSACTIONS
                         ------------------
Purchased securities       $ 471,681,107

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time,

                      30 | OPPENHEIMER QUEST BALANCED FUND
on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      During the fiscal year ended October 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

                      31 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

      As of April 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $347,314,555 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities  $    5,159,627,467
                                ==================
Gross unrealized appreciation   $      256,196,031
Gross unrealized depreciation         (411,440,740)
                                ------------------
Net unrealized depreciation     $     (155,244,709)
                                ==================

TRUSTEES' COMPENSATION. On November 19, 2007, the Fund's Board of Trustees voted to freeze participation in the retirement plan for the Board's independent trustees by not adding new participants to the plan after December 31, 2007. Active independent trustees who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits. Benefits already accrued under the plan for Trustees who were participants prior to that freeze date are not affected.

During the six months ended April 30, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased      $   201,238
Payments Made to Retired Trustees                 36,174
Accumulated Liability as of April 30, 2008     1,062,789

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though

                      32 | OPPENHEIMER QUEST BALANCED FUND
equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

                       33 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED APRIL 30, 2008     YEAR ENDED OCTOBER 31, 2007
                                 SHARES           AMOUNT          SHARES           AMOUNT
                           ----------------   --------------   -----------   ---------------
CLASS A
Sold                             25,298,833   $  407,654,980    35,489,027   $   687,676,079
Dividends and/or
distributions reinvested         20,280,336      329,110,038     7,123,507       133,921,031
Redeemed                        (36,622,162)    (571,182,954)  (49,248,174)     (950,337,325)
                           ----------------   --------------   -----------   ---------------
Net increase (decrease)           8,957,007   $  165,582,064    (6,635,640)  $  (128,740,215)
                           ================   ==============   ===========   ===============

CLASS B
Sold                              3,549,431   $   54,763,205     5,750,763   $   108,295,990
Dividends and/or
distributions reinvested          7,348,346      117,114,928     3,323,312        61,171,684
Redeemed                        (28,463,221)    (446,779,442)  (40,324,642)     (766,239,638)
                           ----------------   --------------   -----------   ---------------
Net decrease                    (17,565,444)  $ (274,901,309)  (31,250,567)  $  (596,771,964)
                           ================   ==============   ===========   ===============

CLASS C
Sold                              2,361,037   $   36,391,641     4,047,727   $    76,381,348
Dividends and/or
distributions reinvested          5,362,569       85,430,351     1,895,049        34,917,394
Redeemed                        (11,407,909)    (173,949,587)  (14,322,061)     (271,496,542)
                           ----------------   --------------   -----------   ---------------
Net decrease                     (3,684,303)  $  (52,127,595)   (8,379,285)  $  (160,197,800)
                           ================   ==============   ===========   ===============

CLASS N
Sold                                892,552   $   13,824,743     2,122,976   $    40,397,741
Dividends and/or
distributions reinvested          1,211,763       19,411,432       479,235         8,888,151
Redeemed                         (2,217,893)     (34,165,215)   (4,677,872)      (89,069,568)
                           ----------------   --------------   -----------   ---------------
Net decrease                       (113,578)  $     (929,040)   (2,075,661)  $   (39,783,676)
                           ================   ==============   ===========   ===============

CLASS Y
Sold                                683,382   $   10,944,913     5,595,917   $   106,380,498
Dividends and/or
distributions reinvested          1,420,118       23,021,776       619,383        11,649,549
Redeemed                         (2,585,627)     (39,686,846)   (9,060,364)     (177,228,867)
                           ----------------   --------------   -----------   ---------------
Net decrease                       (482,127)  $   (5,720,157)   (2,845,064)  $   (59,198,820)
                           ================   ==============   ===========   ===============

                       34|OPPENHEIMER QUEST BALANCED FUND

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2008, were as follows:

                                    PURCHASES           SALES
                                 --------------    --------------
Investment securities            $1,840,725,765    $2,475,342,259
U.S. government and
government agency obligations       171,770,285       787,092,565
To Be Announced (TBA)
mortgage-related securities         879,201,581       412,242,585

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

FEE SCHEDULE
--------------------       -----
Up to $1.0 billion         0.80%
Next $2.0 billion          0.76
Next $1.0 billion          0.71
Next $1.0 billion          0.66
Next $1.0 billion          0.60
Next $1.0 billion          0.55
Next $2.0 billion          0.50
Over $9.0 billion          0.48

ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

SUB-ADVISER FEES. The Manager retains Oppenheimer Capital LLC (the "Sub-Adviser") to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager, not the Fund, pays the Sub-Adviser an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee is calculated as a percentage of the fee the Fund pays the Manager. The rate is 30% of the advisory fee collected by the Manager based on the net assets of the Fund. For the six months ended April 30, 2008, the Manager paid $5,424,604 to the Sub-Adviser for its services to the Fund, which shall be calculated after any investment management fee waivers (voluntary or otherwise).

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2008, the Fund paid $5,000,457 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event

                      35 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at March 31, 2008 for Class B, Class C and Class N shares were $31,666,813, $28,313,155 and $5,522,381, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                      36 | OPPENHEIMER QUEST BALANCED FUND

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A        CONTINGENT     CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED       DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
SIX MONTHS ENDED     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------   -------------   -------------   -------------   -------------   -------------
April 30, 2008      $     390,430   $      10,912   $     873,066   $      25,722    $         486


WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

5. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of April 30, 2008, the Fund had on loan securities valued at $394,163,176. Collateral of $394,419,465 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

6. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                      37 | OPPENHEIMER QUEST BALANCED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                      38 | OPPENHEIMER QUEST BALANCED FUND



April 30, 2008

--------------------------------------------------------------------------------
      Oppenheimer                                                Management
      QUEST OPPORTUNITY                                         Commentaries
      VALUE FUND (SM)                                                and
                                                                 Semiannual
                                                                   Report
--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Manager

            Listing of Top Holdings

      SEMIANNUAL REPORT

            Listing of Investments

            Financial Statements


                                                        [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS

TOP TEN COMMON STOCK INDUSTRIES
Software                           13.6%
                                   ----
Oil, Gas & Consumable Fuels         5.4
                                   ----
Tobacco                             4.4
                                   ----
Media                               4.1
                                   ----
Pharmaceuticals                     2.6
                                   ----
Food Products                       2.5
                                   ----
Capital Markets                     2.1
                                   ----
Aerospace & Defense                 2.1
                                   ----
Internet Software & Services        2.0
                                   ----
Insurance                           1.8

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
Take-Two Interactive Software, Inc.   8.2%
                                      ---
Exxon Mobil Corp.                     2.6
                                      ---
Liberty Global, Inc., Series C        2.3
                                      ---
THQ, Inc.                             2.3
                                      ---
Philip Morris International, Inc.     2.1
                                      ---
Credit Suisse Group, ADR              2.1
                                      ---
Nestle SA                             2.1
                                      ---
Petroleo Brasileiro SA, ADR           1.9
                                      ---
Liberty Global, Inc., Series A        1.8
                                      ---
Navistar International Corp.          1.8

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on net assets.

For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.

                  9 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

TOP HOLDINGS AND ALLOCATIONS

PORTFOLIO ALLOCATION

[PIE CHART]

Stocks                                   54.1%
Investment Company                       44.5
Structured Securities                     0.8
Derivatives                               0.4
Convertible Corporate Bonds and Notes     0.2

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on the total market value of investments.

                  10 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

      INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not consti-tute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of the Class A asset-based sales charge, as described in the Prospectus.

      CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

                  11 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES

      CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

      CLASS Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                  12 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FUND EXPENSES

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the

                  13 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FUND EXPENSES Continued

      Statement of Additional Information). Therefore, the "hypotheti-cal" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 BEGINNING           ENDING          EXPENSES
                                  ACCOUNT           ACCOUNT        PAID DURING
                                   VALUE             VALUE        6 MONTHS ENDED
ACTUAL                        NOVEMBER 1, 2007   APRIL 30, 2008   APRIL 30, 2008
--------------------------    ----------------   --------------   --------------
Class A                          $ 1,000.00       $   993.10        $   7.51
                                 ----------       ----------        --------
Class B                            1,000.00           989.10           11.34
                                 ----------       ----------        --------
Class C                            1,000.00           989.10           11.34
                                 ----------       ----------        --------
Class N                            1,000.00           991.30            9.10
                                 ----------       ----------        --------
Class Y                            1,000.00           994.00            6.42

HYPOTHETICAL
(5% return before expenses)

Class A                            1,000.00          1,017.35           7.60
                                 ----------       -----------       --------
Class B                            1,000.00          1,013.53          11.48
                                 ----------       -----------       --------
Class C                            1,000.00          1,013.53          11.48
                                 ----------       -----------       --------
Class N                            1,000.00          1,015.76           9.21
                                 ----------       -----------       --------
Class Y                            1,000.00          1,018.45           6.49

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2008 are as follows:


CLASS     EXPENSE RATIOS
Class A       1.51%
          --------
Class B       2.28
          --------
Class C       2.28
          --------
Class N       1.83
          --------
Class Y       1.29

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                  14 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENTS OF INVESTMENTS April 30, 2008 / Unaudited

                                                 SHARES         VALUE
                                              -----------   -------------
COMMON STOCKS--55.9%
CONSUMER  ISCRETIONARY--4.1%
MEDIA--4.1%
Liberty Global, Inc., Series A (1,2)              758,258   $  26,834,751
                                              -----------   -------------
Liberty Global, Inc.,Series C (1,2)             1,058,628      35,146,450
                                                            -------------
                                                               61,981,201

CONSUMER STAPLES--6.9%
FOOD PRODUCTS--2.5%
ConAgra Foods, Inc. (2)                           259,400       6,111,464
                                              -----------   -------------
Nestle SA                                          64,931      31,144,822
                                                            -------------
                                                               37,256,286

TOBACCO--4.4%
Altria Group, Inc. (2)                            625,600      12,512,000
                                              -----------   -------------
Loews Corp./Carolina Group (2)                    326,400      21,434,688
                                              -----------   -------------
Philip Morris International, Inc. (1,2)           625,600      31,924,368
                                                            -------------
                                                               65,871,056

ENERGY--5.4%
OIL, GAS & CONSUMABLE FUELS--5.4%
Alpha Natural Resources, Inc. (1)                  82,000       3,989,300
                                              -----------   -------------
BP plc, ADR (2)                                   143,900      10,474,481
                                              -----------   -------------
Exxon Mobil Corp. (2)                             420,400      39,126,628
                                              -----------   -------------
Petroleo Brasileiro SA, ADR (2)                   232,400      28,218,008
                                                            -------------
                                                               81,808,417

FINANCIALS--4.5%
CAPITAL MARKETS--2.1%
Credit Suisse Group, ADR                          584,000      31,156,400
                                              -----------   -------------
CONSUMER FINANCE--0.6%
American Express Co. (2)                          186,800       8,970,136
                                              -----------   -------------
INSURANCE--1.8%
Everest Re Group Ltd.                             247,400      22,352,590

National Financial Partners Corp. (2)             211,400       5,690,888
                                                            -------------
                                                               28,043,478

HEALTH CARE--6.2%
BIOTECHNOLOGY--1.4%
Amicus Therapeutics, Inc. (1,2)                   432,832       4,562,049
                                              -----------   -------------
deCODE genetics, Inc. (1)                         555,100         854,854
                                              -----------   -------------
Human Genome Sciences, Inc. (1)                   749,800       4,911,190
                                              -----------   -------------
Orexigen Therapeutics, Inc. (1,2)                 484,880       5,149,426
                                              -----------   -------------
Theravance, Inc. (1)                              218,300       2,726,567
                                              -----------   -------------
Vanda Pharmaceuticals, Inc. (1)                   827,760       2,921,993
                                                            -------------
                                                               21,126,079

HEALTH CARE PROVIDERS & SERVICES--1.6%
Medco Health Solutions, Inc. (1)                  183,700       9,100,498
                                              -----------   -------------
Skilled Healthcare Group, Inc.,
Cl. A (1,2)                                       449,900       5,443,790
                                              -----------   -------------
WellPoint, Inc. (1,2)                             189,200       9,412,700
                                                            -------------
                                                               23,956,988

LIFE SCIENCES TOOLS & SERVICES--0.6%
Waters Corp. (1)                                  158,700       9,753,702
                                              -----------   -------------
PHARMACEUTICALS--2.6%
Abbott Laboratories (2)                           165,600       8,735,400
                                              -----------   -------------
Medicines Co. (The) (1,2)                         530,400      10,475,400
                                              -----------   -------------
Mylan Laboratories, Inc. (2)                      763,000      10,048,710
                                              -----------   -------------
Schering-Plough Corp. (2)                         523,500       9,637,635
                                                               38,897,145
                                                            -------------

                 15 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENTS OF INVESTMENTS Unaudited / Continued

                                                 SHARES         VALUE
                                               -----------   -------------
INDUSTRIALS--5.2%
AEROSPACE & DEFENSE--2.1%

Orbital Sciences Corp. (1,2)                       212,000   $   5,704,920
                                               -----------   -------------
United Technologies Corp. (2)                      347,600      25,190,572
                                                             -------------
                                                                30,895,492

COMMERCIAL SERVICES & SUPPLIES--0.2%

Sinomem Technology Ltd. (1)                      5,596,000       3,167,310
                                               -----------   -------------
INDUSTRIAL CONGLOMERATES--1.2%

Siemens AG, Sponsored ADR (2)                      148,000      17,530,600
                                               -----------   -------------
MACHINERY--1.7%

Navistar International Corp. (1,2)                 400,800      26,352,600
                                               -----------   -------------

INFORMATION TECHNOLOGY--18.7%

COMMUNICATIONS EQUIPMENT--0.9%

Cisco Systems, Inc. (1,2)                          553,900      14,201,996
                                               -----------   -------------
COMPUTERS & PERIPHERALS--1.2%

International Business Machines Corp. (2)          142,800      17,235,960
                                               -----------   -------------
INTERNET SOFTWARE & SERVICES--2.0%

eBay, Inc. (1,2)                                   419,900      13,138,671
                                               -----------   -------------
Google, Inc., Cl. A (1,2)                           12,800       7,350,912
                                               -----------   -------------
Yahoo!, Inc. (1,2)                                 356,200       9,763,442
                                                             -------------
                                                                30,253,025

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
--1.0%

Texas Instruments, Inc.                            510,100      14,874,516
                                               -----------   -------------
SOFTWARE--13.6%
Microsoft Corp. (2)                                914,000      26,067,280
                                               -----------   -------------
Novell, Inc. (1,2)                               1,186,600       7,451,848
                                               -----------   -------------
Synopsys, Inc. (1,2)                               522,100      12,065,731
                                               -----------   -------------
Take-Two Interactive Software,
Inc. (1,2,3)                                     4,722,550     123,919,712
                                               -----------   -------------
THQ, Inc. (1)                                    1,636,478      34,824,252
                                                             -------------
                                                               204,328,823

MATERIALS--2.5%

CHEMICALS--0.3%

Lubrizol Corp. (The) (2)                            75,100       4,379,832
                                               -----------   -------------
CONSTRUCTION MATERIALS--0.4%
Texas Industries, Inc. (2)                          80,400       6,223,764
                                               -----------   -------------
METALS & MINING--1.8%
Carpenter Technology Corp. (2)                     197,177      10,111,237
                                               -----------   -------------
Companhia Vale do Rio Doce, Sponsored
ADR (2)                                            548,100      17,451,504
                                                             -------------
                                                                27,562,741

TELECOMMUNICATION SERVICES--1.5%

DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
AT&T, Inc. (2)                                     415,700      16,091,747
                                               -----------   -------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%

Sprint Nextel Corp. (2)                            799,400       6,387,206
                                               -----------   -------------
UTILITIES--0.9%
ENERGY TRADERS--0.9%

AES Corp. (The) (1,2)                              468,800       8,138,368
                                               -----------   -------------
Dynegy, Inc., Cl. A (1)                            624,500       5,383,190
                                                             -------------
                                                                13,521,558
                                                             -------------

Total Common Stocks
(Cost $705,296,008)                                            841,828,058

                                                PRINCIPAL
                                                 AMOUNT
                                               -----------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.2%

Theravance, Inc., 3% Cv.
Sub. Nts., 1/15/15
(Cost $3,692,000)                              $ 3,692,000       2,736,692
                                               -----------   -------------

STRUCTURED SECURITIES--0.9%
Fhu-Jin Ltd.
Catastrophe Linked Nts.,
Cl. B, 7.012%, 8/10/11 (4,5)                     3,000,000       3,063,900
                                               -----------   -------------
Fremantle Ltd.
Catastrophe Linked Nts.,
Cl. B, 4.599%, 6/28/10 (5,6)                     1,000,000       1,004,100
                                               -----------   -------------
Successor Cal Quake
Parametric Ltd.
Catastrophe Linked
Nts., Cl. A-I,
10.258%, 6/6/08 (4,5)                            3,000,000     3,004,200

                  16 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                               -----------   -------------
STRUCTURED SECURITIES Continued

Successor Euro Wind Ltd.
Catastrophe Linked
Nts., Cl. A-I, 8.258%,
6/6/08 (5,6)                                   $ 3,000,000   $   3,009,450
                                               -----------   -------------
Successor Japan Quake Ltd.
Catastrophe Linked Nts.,
Cl. A-I, 7.258%, 6/6/08 (5,6)                    3,000,000       3,002,850
                                                             -------------
Total Structured Securities
(Cost $13,000,000)                                              13,084,500

                                                EXPIRATION    STRIKE
                                                  DATE         PRICE    CONTRACTS     VALUE
                                                ----------   --------   ---------   ---------
OPTIONS PURCHASED--0.1%

CarMax, Inc. Put,1
(Cost $1,321,994)                                  7/21/08   $     20       4,000   $ 760,000

                                                             EXERCISE      NOTIONAL
                                                               RATE         AMOUNT
                                                             --------   --------------
SWAPTIONS PURCHASED--0.3%

Goldman Sachs International Call; Paid: Option
premium payment of Euro 2,450,000;
Received: The greater of 0 or [(30 year
EUR-ISDA-EURIBOR -2 year EUR-ISDA-EURIBOR)
-74.5 basis points] (1)                            4/19/10      0.745%  $1,000,000,000    2,966,913
                                                ----------   --------   --------------   ----------
Lehman Brothers International (Europe) Call;
Paid: Option premium of USD 3,500,000;
Received: The greater of 0 or [(30 year
EUR-ISDA-EURIBOR) -74 basis points] (1)            4/13/10      0.740      982,600,000    2,439,508
                                                                                         ----------
Total Swaptions Purchased (Cost $7,365,857)                                               5,406,421

                                                   SHARES
                                                ------------
INVESTMENT COMPANY--45.9%

Oppenheimer Institutional Money Market Fund,
Cl. E, 2.90%3,7 (Cost $ 691,168,853)             691,168,853       691,168,853
                                                ------------   ---------------
TOTAL INVESTMENTS, AT VALUE
 (COST $ 1,421,844,712)                                103.3%    1,554,984,524
                                                ------------   ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (3.3)      (49,643,858)
                                                ------------   ---------------
NET ASSETS                                             100.0%  $ 1,505,340,666
                                                ============   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

Abbreviations are as follows:
EURIBOR         Euro Interbank Offered Rate
ISDA            International Swaps & Derivatives Assn., Inc.

1. Non-income producing security

                  17 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

2. All or a portion of the security was segregated by the Fund in the amount of $640,026,339, which represented 290.00% of the market value of securities sold short. See Note 1 of accompanying Notes.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES          GROSS        GROSS         SHARES
                                      OCTOBER 31, 2007   ADDITIONS    REDUCTIONS  APRIL 30, 2008
                                      ----------------  -----------  -----------  --------------
Oppenheimer Institutional
Money Market Fund, Cl. E                   393,707,214  673,078,908  375,617,269     691,168,853
Take-Two Interactive Software, Inc.          4,722,550           --           --       4,722,550

                                                       DIVIDEND
                                          VALUE         INCOME
                                      -------------  -------------
Oppenheimer Institutional
Money Market Fund, Cl. E              $ 691,168,853  $ 11,392,132
Take-Two Interactive Software, Inc.     123,919,712            --
                                      -------------  ------------
                                      $ 815,088,565  $ 11,392,132
                                      =============  ============

4. Illiquid security. The aggregate value of illiquid securities as of April 30, 2008 was $6,068,100, which represents 0.40% of the Fund's net assets. See Note 8 of accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,016,400 or 0.47% of the Fund's net assets as of April 30, 2008.

7.   Rate shown is the 7-day yield as of April 30, 2008.

                                                        SHARES
                                                       SOLD SHORT      VALUE
                                                      -----------  -------------
SECURITIES SOLD SHORT--(14.7)%

Arch Coal, Inc.                                          (77,700)  $   (4,456,872)
                                                      ----------   --------------
Fidelity NASDAQ Composite Index-Tracking Stock        (1,403,600)    (132,850,740)
                                                      ----------   --------------
PowerShares QQQ                                         (800,000)     (37,768,000)
                                                      ----------   --------------
Standard & Poor's Depositary Receipts Trust Series 1    (330,000)     (45,625,800)
                                                                   --------------
Total Securities Sold Short (Proceeds $ 205,485,246)               $ (220,701,412)
                                                                   ==============

CREDIT DEFAULT SWAP CONTRACTS AS OF APRIL 30, 2008 ARE AS FOLLOWS:

                                                                                        PAY/
                                                               BUY/SELL    NOTIONAL    RECEIVE
SWAP                                REFERENCE                   CREDIT      AMOUNT     FIXED    TERMINATION
COUNTERPARTY                         ENTITY                   PROTECTION    (000S)      RATE        DATE          VALUE
-----------------   ----------------------------------------  ----------  ----------  --------  -----------  --------------
Deutsche Bank AG,
London Branch:
                    Custom Basket of Asset-Backed Securities     Buy      $   22,800    3.244%    11/25/37    $    18,232,951
                    Custom Basket of Asset-Backed Securities     Sell         20,000   15.423      4/25/36        (19,228,401)
                    Custom Basket of Asset-Backed Securities     Buy         105,166    2.910      4/25/36         72,636,260
                    Custom Basket of Asset-Backed Securities     Sell          7,630   19.250      2/25/36         (7,220,544)
                    Custom Basket of Asset-Backed Securities     Buy         118,858    3.150      2/25/36         87,512,837
Lehman Brothers
International
(Europe)            CDX.NA.IG.8 Index                            Buy          10,000    2.870      6/20/14          1,428,357
                                                                                                              ---------------
                                                                                                              $   153,361,460
                                                                                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  18 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

April 30, 2008

ASSETS

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $ 628,711,371)                                     $     739,895,959
Affiliated companies (cost $ 793,133,341)                                             815,088,565
                                                                                -----------------
                                                                                    1,554,984,524
                                                                                -----------------
Cash                                                                                    9,115,428
                                                                                -----------------
Cash--foreign currencies (cost $ 97)                                                           97
                                                                                -----------------
Swaps, at value                                                                       179,810,405
                                                                                -----------------
Receivables and other assets:
Investments sold                                                                        8,417,933
Interest and dividends                                                                  4,527,803
Shares of beneficial interest sold                                                      2,577,718
Other                                                                                      93,083
                                                                                -----------------
Total assets                                                                        1,759,526,991

LIABILITIES

Short positions, at value (proceeds of $205,485,246)--see accompanying
statement of investments                                                              220,701,412
                                                                                -----------------
Swaps, at value                                                                        26,448,945
Payables and other liabilities:
                                                                                -----------------
Investments purchased                                                                   4,199,914
Shares of beneficial interest redeemed                                                  1,480,950
Distribution and service plan fees                                                        298,542
Trustees' compensation                                                                    278,722
Shareholder communications                                                                257,233
Transfer and shareholder servicing agent fees                                             207,754
Other                                                                                     312,853
                                                                                -----------------
Total liabilities                                                                     254,186,325
NET ASSETS                                                                      $   1,505,340,666
                                                                                =================

COMPOSITION OF NET ASSETS

Par value of shares of beneficial interest                                      $         537,298
                                                                                -----------------
Additional paid-in capital                                                          1,451,250,720
                                                                                -----------------
Accumulated net investment loss                                                      (136,335,809)
                                                                                -----------------
Accumulated net realized loss on investments and foreign currency transactions        (81,466,730)
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                         271,355,187
                                                                                -----------------
NET ASSETS                                                                      $   1,505,340,666
                                                                                =================

                  19 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

NET ASSET VALUE PER SHARE

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$ 1,210,577,404 and 42,857,976 shares of beneficial interest outstanding)       $           28.25
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                        $           29.97
                                                                                -----------------
Class B Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $ 115,611,
702 and 4,275,281 shares of beneficial interest outstanding)                    $           27.04
                                                                                -----------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$ 139,966,399 and 5,200,330 shares of beneficial interest outstanding)          $           26.91
                                                                                -----------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$ 20,626,127 and 742,768 shares of beneficial interest outstanding)             $           27.77
                                                                                -----------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $ 18,559,034 and 653,476 shares of beneficial interest outstanding)   $           28.40

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  20 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended April 30, 2008

INVESTMENT INCOME

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $ 440,324)        $   7,089,833
Affiliated companies                                                             11,392,132
                                                                              -------------
Interest                                                                          3,053,364
                                                                              -------------
Portfolio lending fees                                                                  323
                                                                              -------------
Total investment income                                                          21,535,652
EXPENSES

Management fees                                                                   5,973,251
                                                                              -------------
Distribution and service plan fees:
Class A                                                                           1,402,614
Class B                                                                             602,249
Class C                                                                             664,947
Class N                                                                              51,334
                                                                              -------------
Transfer and shareholder servicing agent fees:
Class A                                                                             966,838
Class B                                                                              92,248
Class C                                                                             124,378
Class N                                                                              28,924
Class Y                                                                              15,504
                                                                              -------------
Shareholder communications:
Class A                                                                             127,305
Class B                                                                              36,887
Class C                                                                              14,531
Class N                                                                               1,415
Class Y                                                                                  42
                                                                              -------------
Dividends on short sales                                                            931,108
                                                                              -------------
Financing expense from short sales                                                  888,984
                                                                              -------------
Trustees' compensation                                                               66,243
                                                                              -------------
Custodian fees and expenses                                                          22,103
                                                                              -------------
Administration service fees                                                             750
                                                                              -------------
Other                                                                                95,565
                                                                              -------------
Total expenses                                                                   12,107,220
Less reduction to custodian expenses                                                 (7,573)
Less waivers and reimbursements of expenses                                        (283,841)
                                                                              -------------
Net expenses                                                                     11,815,806
NET INVESTMENT INCOME                                                             9,719,846

                  21 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF OPERATIONS Unaudited / Continued

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options
 exercised)                                                                      (92,907,529)
Closing and expiration of option contracts written                                    61,598
Foreign currency transactions                                                      9,215,822
Short positions                                                                   (3,221,046)
Swap contracts                                                                     7,884,289
                                                                              --------------
Net realized loss                                                                (78,966,866)
Net change in unrealized appreciation (depreciation) on:
Investments                                                                      (29,574,851)
Translation of assets and liabilities denominated in foreign currencies           (1,134,257)
Option contracts written                                                           4,407,451
Short positions                                                                   40,917,382
Swap contracts                                                                    44,560,623
                                                                              --------------
Net change in unrealized appreciation                                             59,176,348

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $  (10,070,672)
                                                                              ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  22 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENTS OF CHANGE IN NET ASSETS

                                                                                  SIX MONTHS             YEAR
                                                                                     ENDED              ENDED
                                                                                APRIL 30, 2008       OCTOBER 31,
                                                                                  (UNAUDITED)            2007
                                                                                ---------------    ----------------
OPERATIONS

Net investment income                                                           $     9,719,846    $     21,310,950
                                                                                ---------------    ----------------
Net realized gain (loss)                                                            (78,966,866)         89,214,123
                                                                                ---------------    ----------------
Net change in unrealized appreciation                                                59,176,348         151,231,264
                                                                                ---------------    ----------------
Net increase (decrease) in net assets resulting from operations                     (10,070,672)        261,756,337

DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                            (115,477,807)        (14,746,168)
Class B                                                                             (12,420,769)           (809,496)
Class C                                                                             (13,430,135)           (806,208)
Class N                                                                              (2,168,220)           (190,528)
Class Y                                                                              (1,511,547)           (214,516)
                                                                                ---------------    ----------------
                                                                                   (145,008,478)        (16,766,916)
                                                                                ---------------    ----------------
Distributions from net realized gain:
Class A                                                                             (76,092,158)        (46,068,957)
Class B                                                                              (8,918,222)         (6,486,147)
Class C                                                                              (9,528,248)         (5,923,177)
Class N                                                                              (1,470,686)           (876,962)
Class Y                                                                                (980,315)           (626,139)
                                                                                ---------------    ----------------
                                                                                    (96,989,629)        (59,981,382)

BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                             243,962,699        (126,775,122)
Class B                                                                               1,817,588         (40,312,003)
Class C                                                                              24,441,337         (19,374,057)
Class N                                                                               2,502,191          (2,113,092)
Class Y                                                                               6,334,919          (4,950,598)
                                                                                ---------------    ----------------
                                                                                    279,058,734        (193,524,872)

NET ASSETS

Total increase (decrease)                                                            26,989,955          (8,516,833)
                                                                                ---------------    ----------------
Beginning of period                                                               1,478,350,711       1,486,867,544
                                                                                ---------------    ----------------

End of period (including accumulated net investment loss of
$136,335,809 and $1,047,177, respectively)                                      $ 1,505,340,666    $  1,478,350,711
                                                                                ===============    ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  23 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS

                                         SIX MONTHS
                                            ENDED
                                       APRIL 30, 2008                             YEAR ENDED OCTOBER 31,
CLASS A                                  (UNAUDITED)        2007             2006             2005           2004           2003
-------------------------------------- --------------   ------------     -------------    -------------   -----------   -----------
PER SHARE OPERATING DATA

Net asset value, beginning of
period                                 $      34.21     $     30.15      $      32.58     $      32.41    $     30.00   $     26.41
                                       ------------     -----------      ------------     ------------    -----------   -----------
Income (loss) from investment
operations:
Net investment income                           .22(1)          .51(1)            .36(1)           .17(1)         .07(1)        .14
Net realized and unrealized
gain (loss)                                    (.49)           5.17              1.67             2.27           2.41          3.71
                                       ------------     -----------      ------------     ------------    -----------   -----------
Total from investment operations               (.27)           5.68              2.03             2.44           2.48          3.85
                                       ------------     -----------      ------------     ------------    -----------   -----------
Dividends and/or distributions to
shareholders:
Dividends from net investment
income                                        (3.43)           (.39)             (.24)            (.04)          (.07)         (.26)
Distributions from net
realized gain                                 (2.26)          (1.23)            (4.22)           (2.23)            --            --
                                       ------------     -----------      ------------     ------------    -----------   -----------
Total dividends and/or
distributions to shareholders                 (5.69)          (1.62)            (4.46)           (2.27)          (.07)         (.26)
                                       ------------     -----------      ------------     ------------    -----------   -----------
Net asset value, end of period         $      28.25     $     34.21      $      30.15     $      32.58    $     32.41   $     30.00
                                       ============     ===========      ============     ============    ===========   ===========

TOTAL RETURN, AT NET ASSET VALUE (2)          (0.69)%         19.65%             7.00%            7.79%          8.30%        14.70%

Net assets, end of period
 (in thousands)                        $  1,210,578     $ 1,164,793       $ 1,146,503      $ 1,378,475    $ 1,459,053   $ 1,429,157
                                       ------------     -----------      ------------     ------------    -----------   -----------
Average net assets (in thousands)      $  1,146,879     $ 1,142,058       $ 1,238,504      $ 1,465,797    $ 1,497,594   $ 1,292,117
                                       ------------     -----------      ------------     ------------    -----------   -----------
Ratios to average net assets: (3)
Net investment income                          1.50%           1.61%             1.22%            0.53%          0.23%         0.53%
Total expenses                                 1.55%(4)        1.40%(4)          1.43%(4)         1.33%          1.32%         1.44%
Expenses after payments,
waivers and/or reimbursements
and reduction to
custodian expenses                             1.51%           1.37%             1.43%            1.28%          1.32%         1.44%
                                       ------------     -----------      ------------     ------------    -----------   -----------
Portfolio turnover rate                          25%             51%               66%             100%            64%           63%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2008          1.59%
Year Ended October 31, 2007              1.43%
Year Ended October 31, 2006              1.43%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  24 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                                            SIX MONTHS
                                             ENDED
                                         APRIL 30, 2008                            YEAR ENDED OCTOBER 31,
CLASS B                                    (UNAUDITED)       2007           2006           2005             2004            2003
----------------------------------     --------------      ---------      --------      ----------       ---------       ---------
PER SHARE OPERATING DATA

Net asset value, beginning
of period                              $        32.82      $   28.97      $  31.44      $    31.55       $   29.36       $   25.79
                                       --------------      ---------      --------      ----------       ---------       ---------
Income (loss) from investment
operations:
Net investment income (loss)                      .10 (1)        .26 (1)       .13 (1)        (.08) (1)       (.17) (1)       (.11)
Net realized and unrealized gain                 (.47)          4.97          1.62            2.20            2.36            3.68
(loss)
Total from investment operations                 (.37)          5.23          1.75            2.12            2.19            3.57
                                       --------------      ---------      --------      ----------       ---------       ---------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                          (3.15)          (.15)           --              --              --              --
Distributions from net
realized gain                                   (2.26)         (1.23)        (4.22)          (2.23)             --              --
                                       --------------      ---------      --------      ----------       ---------       ---------
Total dividends and/or
distributions to shareholders                   (5.41)         (1.38)        (4.22)          (2.23)             --              --
                                       --------------      ---------      --------      ----------       ---------       ---------
Net asset value, end of period         $        27.04      $   32.82      $  28.97      $    31.44       $   31.55       $   29.36
                                       ==============      =========      ========      ==========       =========       =========
TOTAL RETURN, AT NET ASSET
VALUE(2)                                        (1.09)%        18.74%         6.22%           6.94%           7.46%          13.84%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                         $      115,612      $ 136,745      $159,147      $  210,856       $ 278,215       $ 424,121
                                       --------------      ---------      --------      ----------       ---------       ---------
Average net assets
(in thousands)                         $      121,202      $ 146,748      $178,815      $  247,951       $ 342,847       $ 527,653
                                       --------------      ---------      --------      ----------       ---------       ---------
Ratios to average net assets:(3)
Net investment income (loss)                     0.73%          0.84%         0.47%          (0.27)%         (0.54)%         (0.19)%
Total expenses                                   2.32% (4)      2.17% (4)     2.18% (4)       2.12%           2.11%           2.20%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses                                         2.28%          2.14%         2.18%           2.07%           2.11%           2.20%
                                       --------------      ---------      --------      ----------       ---------       ---------
Portfolio turnover rate                            25%            51%           66%            100%             64%             63%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2008   2.36%
Year Ended October 31, 2007       2.20%
Year Ended October 31, 2006       2.18%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  25 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS Continued

                                            SIX MONTHS
                                              ENDED
                                          APRIL 30, 2008                            YEAR ENDED OCTOBER 31,
CLASS C                                     (UNAUDITED)          2007           2006          2005           2004            2003
-------------------------------------     --------------      ---------      ---------      --------      ---------      ---------
PER SHARE OPERATING DATA

Net asset value, beginning of
period                                    $        32.73      $   28.91      $   31.38      $  31.48      $   29.29      $   25.77
                                          --------------      ---------      ---------      --------      ---------      ---------
Income (loss) from investment
operations:
Net investment income
(loss)                                               .10  (1)       .26 (1)        .13 (1)      (.07) (1)      (.16) (1)      (.06)
Net realized and unrealized gain
(loss)                                              (.48)          4.96           1.62          2.20           2.35           3.63
                                          --------------      ---------      ---------      --------      ---------      ---------
Total from investment operations                    (.38)          5.22           1.75          2.13           2.19           3.57
                                          --------------      ---------      ---------      --------      ---------      ---------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               (3.18)          (.17)            --            --             --           (.05)
Distributions from net realized gain               (2.26)         (1.23)         (4.22)        (2.23)            --             --
                                          --------------      ---------      ---------      --------      ---------      ---------
Total dividends and/or distributions
to shareholders                                    (5.44)         (1.40)         (4.22)        (2.23)            --           (.05)
                                          --------------      ---------      ---------      --------      ---------      ---------
Net asset value, end of period            $        26.91      $   32.73      $   28.91      $  31.38      $   31.48      $   29.29
                                          ==============      =========      =========      ========      =========      =========

TOTAL RETURN, AT NET ASSET VALUE (2)               (1.09)%        18.73%          6.23%         6.99%          7.48%         13.88%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                            $      139,966      $ 140,022      $ 141,981      $174,735      $ 190,426      $ 205,336
                                          --------------      ---------      ---------      --------      ---------      ---------
Average net assets (in thousands)         $      133,896      $ 139,758      $ 154,404      $187,520      $ 203,073      $ 198,226
                                          --------------      ---------      ---------      --------      ---------      ---------
Ratios to average net assets: (3)
Net investment income (loss)                        0.73%          0.85%          0.47%        (0.22)%        (0.51)%        (0.19)%
Total expenses                                      2.32% (4)      2.16% (4)      2.18% (4)     2.08%          2.06%          2.17%
Expenses after payments, waivers
and/or
reimbursements and reduction to
custodian expenses                                  2.28%          2.13%          2.18%         2.02%          2.06%          2.17%
                                          --------------      ---------      ---------      --------      ---------      ---------
Portfolio turnover rate                               25%            51%            66%          100%            64%            63%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2008    2.36%
Year Ended October 31, 2007        2.19%
Year Ended October 31, 2006        2.18%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  26 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                                           SIX MONTHS
                                             ENDED
                                         APRIL 30, 2008                         YEAR ENDED OCTOBER 31,
CLASS N                                    (UNAUDITED)        2007            2006         2005         2004         2003
---------------------------------------  --------------     ---------      ---------      --------     ---------      ---------
PER SHARE OPERATING DATA

Net asset value, beginning of period     $        33.68     $   29.68      $   32.12      $  32.06     $   29.72      $   26.21
                                         --------------     ---------      ---------      --------     ---------      ---------
Income (loss) from investment
operations:
Net investment income (loss)                        .17 (1)       .40 (1)        .25 (1)       .05 (1)      (.05) (1)       .09
Net realized and unrealized gain (loss)            (.49)         5.10           1.66          2.24          2.39           3.65
                                         --------------     ---------      ---------      --------     ---------      ---------
Total from investment operations                   (.32)         5.50           1.91          2.29          2.34           3.74
                                         --------------     ---------      ---------      --------     ---------      ---------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (3.33)         (.27)          (.13)           --            -- (2)      (.23)
Distributions from net realized gain              (2.26)        (1.23)         (4.22)        (2.23)           --             --
                                         --------------     ---------      ---------      --------     ---------      ---------
Total dividends and/or distributions
to shareholders                                   (5.59)        (1.50)         (4.35)        (2.23)           --           (.23)
                                         --------------     ---------      ---------      --------     ---------      ---------
Net asset value, end of period           $        27.77     $   33.68      $   29.68      $  32.12     $   32.06      $   29.72
                                         ==============     =========      =========      ========     =========      =========

TOTAL RETURN, AT NET ASSET VALUE (3)              (0.87)%       19.26%          6.64%         7.39%         7.89%         14.39%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) $       20,626     $  22,007      $  21,431      $ 25,539     $  26,382      $  19,538
                                         --------------     ---------      ---------      --------     ---------      ---------
Average net assets (in thousands)        $       20,647     $  21,086      $  24,755      $ 27,162     $  23,702      $  17,677
                                         --------------     ---------      ---------      --------     ---------      ---------
Ratios to average net assets: (4)
Net investment income (loss)                       1.18%         1.28%          0.87%         0.17%        (0.15)%         0.23%
Total expenses                                     1.91%(5)      1.73% (5)      1.77% (5)    1.69%         1.73%          2.14%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                 1.83%         1.70%          1.77%         1.64%         1.69%          1.73%
                                         --------------     ---------      ---------      --------     ---------      ---------
Portfolio turnover rate                              25%           51%            66%          100%           64%            63%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2008    1.95%
Year Ended October 31, 2007        1.76%
Year Ended October 31, 2006        1.77%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  27 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS Continued

                                             SIX MONTHS
                                                ENDED
                                           APRIL 30, 2008                         YEAR ENDED OCTOBER 31,
CLASS Y                                      (UNAUDITED)         2007         2006         2005        2004        2003
----------------------------------------   --------------      --------     --------     --------    -------    ----------
PER SHARE OPERATING DATA

Net asset value, beginning of period       $        34.39      $  30.28     $  32.70     $  32.52    $ 30.11    $    26.53
                                           --------------      --------     --------     --------    -------    ----------
Income (loss) from investment operations:
Net investment income                                 .25 (1)      .561          .41 (1)      .22 (1)    .12 (1)       .20
Net realized and unrealized gain (loss)              (.50)         5.20         1.69         2.28       2.41          3.72
                                           --------------      --------     --------     --------    -------    ----------
Total from investment operations                     (.25)         5.76         2.10         2.50       2.53          3.92
                                           --------------      --------     --------     --------    -------    ----------
Dividends and/or distributions to
shareholders:

Dividends from net investment income                (3.48)         (.42)        (.30)        (.09)      (.12)         (.34)
Distributions from net realized gain                (2.26)        (1.23)       (4.22)       (2.23)        --            --
                                           --------------      --------     --------     --------    -------    ----------
Total dividends and/or distributions
to shareholders                                     (5.74)        (1.65)       (4.52)       (2.32)      (.12)         (.34)
                                           --------------      --------     --------     --------    -------    ----------
Net asset value, end of period             $        28.40      $  34.39     $  30.28     $  32.70    $ 32.52    $    30.11
                                           ==============      ========     ========     ========    =======    ==========

TOTAL RETURN, AT NET ASSET VALUE (2)                (0.60)%       19.85%        7.21%        7.98%      8.42%        14.97%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)   $       18,559      $ 14,784     $ 17,806     $ 28,100    $30,831    $   30,124
                                           --------------      --------     --------     --------    -------    ----------
Average net assets (in thousands)          $       15,199      $ 15,189     $ 23,687     $ 29,815    $30,649    $   27,078
                                           --------------      --------     --------     --------    -------    ----------
Ratios to average net assets: (3)
Net investment income                                1.74%         1.77%        1.39%        0.69%      0.38%         0.74%
Total expenses                                       1.33% (4)     1.25% (4)    1.24% (4)    1.17%      1.16%         1.33%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                   1.29%         1.21%        1.23%        1.12%      1.16%         1.23%
                                           --------------      --------     --------     --------    -------    ----------
Portfolio turnover rate                                25%           51%          66%         100%        64%           63%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2008   1.37%
Year Ended October 31, 2007       1.28%
Year Ended October 31, 2006       1.24%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  28 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Opportunity Value Fund (the "Fund"), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek growth of capital. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market

                  29 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES SOLD SHORT. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund is required to segregate securities at its custodian with a value equal to a certain percentage of the value of the securities that it sold short. Securities that have been segregated for this purpose are disclosed as such in the Statement of Investments. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statement of Operations.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

                  30 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal

                  31 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      During the fiscal year ended October 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of October 31, 2007, the Fund had available for federal income tax purposes straddle losses of $169,405.

      As of April 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $79,136,271 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities          $ 1,424,490,918
Federal tax cost of other investments      (205,485,247)
                                        ---------------
Total federal tax cost                  $ 1,219,005,671
                                        ===============

Gross unrealized appreciation           $   349,626,868
Gross unrealized depreciation               (80,987,967)
                                        ---------------
Net unrealized appreciation             $   268,638,901
                                        ===============

TRUSTEES' COMPENSATION. On November 19, 2007, the Fund's Board of Trustees voted to freeze participation in the retirement plan for the Board's independent trustees by not adding new participants to the plan after December 31, 2007. Active independent trustees who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits. Benefits already accrued under the plan for Trustees who were participants prior to that freeze date are not affected.

                  32 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

During the six months ended April 30, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased      $    46,894
Payments Made to Retired Trustees                  3,024
Accumulated Liability as of April 30, 2008       256,964

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

                  33 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED APRIL 30, 2008      YEAR ENDED     OCTOBER 31, 2007
                              SHARES            AMOUNT            SHARES             AMOUNT
                           ------------    ----------------     -----------      --------------
CLASS A
Sold                          5,892,189    $    165,629,293       2,510,817      $   78,501,341
Dividends and/or
distributions reinvested      6,457,469         181,261,162       1,935,781          57,666,925
Redeemed                     (3,536,731)       (102,927,756)     (8,427,993)       (262,943,388)
                           ------------    ----------------     -----------      --------------
Net increase (decrease)       8,812,927    $    243,962,699      (3,981,395)     $ (126,775,122)
                           ============    ================     ===========      ==============

CLASS B
Sold                            411,121    $     11,317,118         419,426      $   12,661,988
Dividends and/or
distributions reinvested        771,964          20,803,968         245,156           7,053,152
Redeemed                     (1,073,699)        (30,303,498)     (1,992,292)        (60,027,143)
                           ------------    ----------------     -----------      --------------
Net increase (decrease)         109,386    $      1,817,588      (1,327,710)     $  (40,312,003)
                           ============    ================     ===========      ==============

CLASS C
Sold                            623,331    $     16,898,445         296,492      $    8,943,128
Dividends and/or
distributions reinvested        791,797          21,235,996         216,370           6,207,650
Redeemed                       (492,324)        (13,693,104)     (1,147,201)        (34,524,835)
                           ------------    ----------------     -----------      --------------
Net increase (decrease)         922,804    $     24,441,337        (634,339)     $  (19,374,057)
                           ============    ================     ===========      ==============

                  34 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                           SIX MONTHS ENDED APRIL 30, 2008    YEAR ENDED OCTOBER 31, 2007
                             SHARES            AMOUNT           SHARES        AMOUNT
                           ------------    ---------------    ---------    --------------
CLASS N
Sold                             93,583    $     2,641,637      139,625    $    4,317,651
Dividends and/or
distributions reinvested        131,039          3,620,481       36,261         1,066,438
Redeemed                       (135,248)        (3,759,927)    (244,641)       (7,497,181)
                           ------------    ---------------    ---------    --------------
Net increase (decrease)          89,374    $     2,502,191      (68,755)   $   (2,113,092)
                           ============    ===============    =========    ==============
CLASS Y
Sold                            172,731    $     4,940,465      111,107    $    3,500,038
Dividends and/or
distributions reinvested         88,364          2,491,862       28,115           840,655
Redeemed                        (37,511)        (1,097,408)    (297,418)       (9,291,291)
                           ------------    ---------------    ---------    --------------
Net increase (decrease)         223,584    $     6,334,919     (158,196)   $   (4,950,598)
                           ============    ===============    =========    ==============

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2008, were as follows:

                           PURCHASES         SALES
                        --------------  --------------
Investment securities   $  324,577,975  $  377,032,846

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

FEE SCHEDULE
------------------
Up to $1.0 billion   0.85%
Next $500 million    0.80
Next $500 million    0.75
Next $500 million    0.70
Next $500 million    0.65
Next $500 million    0.60
Next $500 million    0.55
Over $4.0 billion    0.50

ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2008, the Fund paid $1,260,871 to OFS for services to the Fund.

                  35 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at March 31, 2008 for Class C and Class N shares were $8,688,664 and $677,709, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                  36 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                                       CLASS A         CLASS B        CLASS C         CLASS N
                        CLASS A       CONTINGENT      CONTINGENT     CONTINGENT      CONTINGENT
                       FRONT-END       DEFERRED        DEFERRED       DEFERRED        DEFERRED
                     SALES CHARGES  SALES CHARGES   SALES CHARGES  SALES CHARGES   SALES CHARGES
SIX MONTHS            RETAINED BY    RETAINED BY     RETAINED BY    RETAINED BY     RETAINED BY
ENDED                 DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR
------------------   -------------  -------------   -------------  -------------   -------------
April 30, 2008            $137,784         $1,830         $90,674         $2,420            $499

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended April 30, 2008, OFS waived $3,565 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended April 30, 2008, the Manager waived $280,276 for IMMF management fees.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

      As of April 30, 2008, the Fund had no outstanding forward contracts.

6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of

                  37 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. OPTION ACTIVITY Continued

Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the six months ended April 30, 2008 was as follows:

                                                    PUT OPTIONS
                                             ------------------------
                                             NUMBER OF     AMOUNT OF
                                             CONTRACTS      PREMIUMS
-----------------------------------------    ---------   ------------
Options outstanding as of October 31, 2007       6,568   $    949,389
Options written                                     --             --
Options closed or expired                         (550)       (61,598)
Options exercised                               (6,018)      (887,791)
                                             ---------   ------------
Options outstanding as of April 30, 2008            --   $         --
                                             =========   ============

7. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

                  38 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterpar-ties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

      As of April 30, 2008, the Fund had no outstanding total return swap agreements.

8. ILLIQUID SECURITIES

As of April 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

                  39 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

      As of April 30, 2008, the Fund had no securities on loan.

10. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                  40 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                  41 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND



APRIL 30, 2008

--------------------------------------------------------------------------------

       Oppenheimer                                     Management
       Small- & Mid- Cap                              Commentaries
       Value Fund                                          and
                                                       Semiannual
                                                         Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

         An Interview with Your Fund's Manager

         Listing of Top Holdings

      SEMIANNUAL REPORT

         Listing of Investments

         Financial Statements

                                                        [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
Insurance                                                                  7.6%
------------------------------------------------------------------------------
Chemicals                                                                  5.9
------------------------------------------------------------------------------
Software                                                                   5.0
------------------------------------------------------------------------------
Energy Traders                                                             4.6
------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                4.4
------------------------------------------------------------------------------
Health Care Providers & Services                                           4.4
------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                   4.1
------------------------------------------------------------------------------
Machinery                                                                  3.4
------------------------------------------------------------------------------
Real Estate Investment Trusts                                              2.9
------------------------------------------------------------------------------
Media                                                                      2.9

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
Navistar International Corp.                                               2.3%
------------------------------------------------------------------------------
Protective Life Corp.                                                      2.1
------------------------------------------------------------------------------
Everest Re Group Ltd.                                                      2.0
------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                               1.9
------------------------------------------------------------------------------
NII Holdings, Inc.                                                         1.8
------------------------------------------------------------------------------
CMS Energy Corp.                                                           1.7
------------------------------------------------------------------------------
Atlas Air Worldwide Holdings, Inc.                                         1.7
------------------------------------------------------------------------------
Carpenter Technology Corp.                                                 1.6
------------------------------------------------------------------------------
Affiliated Managers Group, Inc.                                            1.6
------------------------------------------------------------------------------
FMC Corp.                                                                  1.6

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

                   10 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

SECTOR ALLOCATION

[PIE CHART]

Financials                    19.7%
Information Technology        16.2
Consumer Discretionary        11.3
Industrials                   11.3
Materials                      9.4
Utilities                      9.4
Health Care                    7.4
Energy                         7.2
Consumer Staples               6.2
Telecommunication Services     1.9

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on the total market value of common stocks.

                   11 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES
--------------------------------------------------------------------------------

     Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

     INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

     The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

     CLASS A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge, however, the Board of Trustees has set the rate at zero.

     CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

     CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

     CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

                   12 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

     CLASS Y shares of the Fund were first publicly offered on 10/24/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

     An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                   13 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FUND EXPENSES
-------------------------------------------------------------------------------

     FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
     (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2008.

     ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on

                   14 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 BEGINNING           ENDING            EXPENSES
                                 ACCOUNT             ACCOUNT           PAID DURING
                                 VALUE               VALUE             6 MONTHS ENDED
ACTUAL                           NOVEMBER 1, 2007    APRIL 30, 2008    APRIL 30, 2008
---------------------------------------------------------------------------------------
Class A                          $   1,000.00        $    884.10       $  5.31
---------------------------------------------------------------------------------------
Class B                              1,000.00             880.60          9.12
---------------------------------------------------------------------------------------
Class C                              1,000.00             880.60          8.88
---------------------------------------------------------------------------------------
Class N                              1,000.00             882.80          7.00
---------------------------------------------------------------------------------------
Class Y                              1,000.00             885.70          3.62

HYPOTHETICAL
(5% return before expenses)
----------------------------------------------------------------------------------------
Class A                              1,000.00           1,019.24          5.69
----------------------------------------------------------------------------------------
Class B                              1,000.00           1,015.22          9.77
----------------------------------------------------------------------------------------
Class C                              1,000.00           1,015.47          9.52
----------------------------------------------------------------------------------------
Class N                              1,000.00           1,017.45          7.50
----------------------------------------------------------------------------------------
Class Y                              1,000.00           1,021.03          3.88

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2008 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.13%
---------------------------
Class B           1.94
---------------------------
Class C           1.89
---------------------------
Class N           1.49
---------------------------
Class Y           0.77

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                   15 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCKS--93.1%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--10.5%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.3%

Goodyear Tire & Rubber Co. (The) 1                   2,000,000   $  53,560,000
--------------------------------------------------------------------------------
HOTELS,RESTAURANTS & LEISURE--2.8%
Gaylord Entertainment Co., Cl. A 1                   1,800,000      53,316,000
--------------------------------------------------------------------------------
Pinnacle
Entertainment, Inc. 1                                2,500,000      38,800,000
--------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                        900,000      25,344,000
                                                                 ---------------
                                                                   117,460,000

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%

Jarden Corp. 1                                       1,300,000      27,716,000
--------------------------------------------------------------------------------
LEISURE  EQUIPMENT & PRODUCTS--0.7%
Mattel, Inc.                                         1,600,000      30,000,000
--------------------------------------------------------------------------------
MEDIA--2.9%
Cinemark Holdings, Inc.                              1,500,000      22,215,000
--------------------------------------------------------------------------------
Liberty Global,Inc., Series A 1                      1,400,000      49,546,000
--------------------------------------------------------------------------------
Liberty Global,Inc., Series C 1                      1,400,000      46,480,000
                                                                 ---------------
                                                                   118,241,000

--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.8%
Advance Auto Parts, Inc.                             1,200,000      41,616,000
--------------------------------------------------------------------------------
OfficeMax, Inc.                                      1,850,000      33,799,500
                                                                 ---------------
                                                                    75,415,500

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Phillips/Van Heusen Corp.                              325,000      13,718,250
--------------------------------------------------------------------------------
CONSUMER STAPLES--5.8%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Longs Drug Stores, Inc.                                800,000      32,048,000
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.3%
Chiquita Brands International, Inc. 1                  800,000      18,200,000
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                  2,000,000      47,120,000
--------------------------------------------------------------------------------
Pilgrim's Pride Corp.                                1,200,000      29,004,000
                                                                 ---------------
                                                                    94,324,000

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.1%
Energizer Holdings, Inc. 1                             600,000      47,436,000
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.6%
Herbalife Ltd.                                         600,000      26,268,000
--------------------------------------------------------------------------------
TOBACCO--1.0%
Loews Corp./Carolina Group                             600,000      39,402,000
--------------------------------------------------------------------------------
ENERGY--6.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.3%
Exterran Holdings, Inc. 1                              700,000      46,753,000
--------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                         350,000      23,957,500
--------------------------------------------------------------------------------
Weatherford International Ltd. 1                       300,000      24,201,000
                                                                 ---------------
                                                                    94,911,500

--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.4%
Capital Product Partners LP 2                        1,000,000      20,000,000
--------------------------------------------------------------------------------
Delta Petroleum Corp. 1                              1,500,000      36,810,000
--------------------------------------------------------------------------------
Murphy Oil Corp.                                       500,000      45,170,000
--------------------------------------------------------------------------------
Peabody Energy Corp.                                   750,000      45,847,500
--------------------------------------------------------------------------------
Range Resources Corp.                                  400,000      26,552,000
--------------------------------------------------------------------------------
Sunoco, Inc.                                           200,000       9,282,000
                                                                 ---------------
                                                                   183,661,500

--------------------------------------------------------------------------------
FINANCIALS--18.3%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.7%
Affiliated Managers Group, Inc. 1                      675,000      67,054,500
--------------------------------------------------------------------------------
Investment Technology Group, Inc. 1                    920,900      44,442,634
                                                                 ---------------
                                                                   111,497,134

                  16 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

                                                        SHARES           VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.9%
Colonial BancGroup, Inc. (The)                       2,250,000   $  18,315,000
--------------------------------------------------------------------------------
East West Bancorp, Inc.                              1,400,000      19,936,000
                                                                 ---------------
                                                                    38,251,000

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.3%
Liberty Acquisition Holdings Corp. 1                 5,000,000      51,000,000
--------------------------------------------------------------------------------
Trian Acquisition I Corp. 1                          4,500,000      44,100,000
                                                                 ---------------
                                                                    95,100,000

--------------------------------------------------------------------------------
INSURANCE--7.6%
ACE Ltd.                                             1,000,000      60,290,000
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                  925,000      83,573,750
--------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A           2,050,000      32,779,500
--------------------------------------------------------------------------------
National Financial Partners Corp. 3                  1,925,000      51,821,000
--------------------------------------------------------------------------------
Protective Life Corp.                                2,000,000      85,240,000
                                                                 ---------------
                                                                   313,704,250

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--2.9%
BioMed Realty Trust, Inc.                            1,000,000      26,000,000
--------------------------------------------------------------------------------
General Growth Properties, Inc.                      1,200,000      49,152,000
--------------------------------------------------------------------------------
SL Green Realty Corp.                                  500,000      46,400,000
                                                                 ---------------
                                                                   121,552,000

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.9%
NewAlliance Bancshares, Inc. 2                       6,000,000      80,760,000
--------------------------------------------------------------------------------
HEALTH CARE--6.9%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Hospira, Inc. 1                                      1,000,000      41,150,000
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.4%
Community Health Systems, Inc. 1                     1,500,000      56,295,000
--------------------------------------------------------------------------------
DaVita, Inc. 1                                       1,100,000      57,651,000
--------------------------------------------------------------------------------
Health Net, Inc. 1                                   2,250,000      65,902,500
                                                                 ---------------
                                                                   179,848,500

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.5%
Affymetrix, Inc. 1                                     600,000       6,546,000
--------------------------------------------------------------------------------
Waters Corp. 1                                         925,000      56,850,500
                                                                 ---------------
                                                                    63,396,500

--------------------------------------------------------------------------------
INDUSTRIALS- 10.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Goodrich Corp.                                         750,000      51,112,500
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.7%
Atlas Air Worldwide Holdings, Inc. 1,2               1,200,000      72,816,000
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
Granite Construction, Inc.                           1,329,800      45,612,140
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
AMETEK, Inc.                                         1,200,000      58,224,000
--------------------------------------------------------------------------------
MACHINERY--3.4%
Joy Global, Inc.                                       600,000      44,550,000
--------------------------------------------------------------------------------
Navistar International Corp. 1                       1,450,000      95,337,500
                                                                 ---------------
                                                                   139,887,500

--------------------------------------------------------------------------------
MARINE--0.6%
Eagle Bulk Shipping, Inc.                              800,000      23,544,000
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.1%
Aircastle Ltd.                                       3,200,000      44,736,000
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.1%
ADC Telecommunications, Inc. 1                       3,200,000      44,864,000
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.6%
Sun Microsystems, Inc. 1                             1,500,000      23,490,000
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.8%
Agilent Technologies, Inc. 1                         2,000,000      60,420,000
--------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                1,200,000      55,416,000
                                                                 ---------------
                                                                   115,836,000

                  17 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
--------------------------------------------------------------------------------
IT SERVICES--1.5%
Affiliated Computer Services, Inc., Cl. A 1          1,200,000   $  63,564,000
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.1%
ASML Holding NV                                      1,800,000      51,048,000
--------------------------------------------------------------------------------
Lam Research Corp. 1                                 1,200,000      49,008,000
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                        700,000      14,721,000
--------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1    1,500,000      54,945,000
                                                                 ---------------
                                                                   169,722,000

--------------------------------------------------------------------------------
SOFTWARE--5.0%
Amdocs Ltd. 1                                        1,500,000      47,070,000
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                              1,200,000      61,764,000
--------------------------------------------------------------------------------
McAfee, Inc. 1                                       1,800,000      59,850,000
--------------------------------------------------------------------------------
THQ, Inc. 1                                          1,891,400      40,248,992
                                                                 ---------------
                                                                   208,932,992

--------------------------------------------------------------------------------
MATERIALS--8.8%
--------------------------------------------------------------------------------
CHEMICALS--5.9%
Albemarle Corp.                                      1,750,000      65,467,500
--------------------------------------------------------------------------------
Eastman Chemical Co.                                   700,000      51,450,000
--------------------------------------------------------------------------------
FMC Corp.                                            1,050,000      65,919,000
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                 1,025,000      59,778,000
                                                                 ---------------
                                                                   242,614,500

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.3%
Texas Industries, Inc.                                 700,000      54,187,000
--------------------------------------------------------------------------------
METALS & MINING--1.6%
Carpenter Technology Corp.                           1,325,000      67,946,000
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.8%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.8%
NII Holdings, Inc. 1                                 1,600,000      73,184,000
--------------------------------------------------------------------------------
UTILITIES--8.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
Cleco Corp.                                          2,000,000      48,020,000
--------------------------------------------------------------------------------
ENERGY TRADERS--4.6%
AES Corp. (The) 1                                    2,500,000      43,400,000
--------------------------------------------------------------------------------
Dynegy, Inc., Cl. A 1                                6,000,000      51,720,000
--------------------------------------------------------------------------------
Mirant Corp. 1                                       1,200,000      49,332,000
--------------------------------------------------------------------------------
NRG Energy, Inc. 1                                   1,050,000      46,147,500
                                                                 ---------------
                                                                   190,599,500

--------------------------------------------------------------------------------
GAS UTILITIES--1.2%
Southern Union Co.                                   2,000,000      51,240,000
--------------------------------------------------------------------------------
MULTI-UTILITIES--1.7%
CMS Energy Corp.                                     5,000,000      72,900,000
                                                                 ---------------

Total Common Stocks (Cost $ 3,717,600,994)                       3,862,453,266
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--5.0%
--------------------------------------------------------------------------------

iShares Russell Midcap Value Index Fund                300,000      40,905,000
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl.
E, 2.90% 2,4                                       165,490,062     165,490,062
                                                                 ---------------

Total Investment Companies (Cost $ 206,425,782)                    206,395,062


                            EXPIRATION     STRIKE
                                  DATE      PRICE   CONTRACTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPTIONS PURCHASED--0.1%
--------------------------------------------------------------------------------
National Financial Partners
Corp. Call 1
(Cost $2,116,000)             3/18/09     $ 19.50       5,750        5,216,055
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $3,926,142,776)                        98.2%               4,074,064,383
                                          --------------------------------------
OTHER ASSETS NET OF
LIABILITIES                                   1.8                   72,749,209
                                          --------------------------------------
NET ASSETS                                  100.0%             $ 4,146,813,592
                                          ======================================

                  18 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                 SHARES         GROSS         GROSS            SHARES
                                       OCTOBER 31, 2007     ADDITIONS    REDUCTIONS    APRIL 30, 2008
-------------------------------------------------------------------------------------------------------
Atlas Air Worldwide Holdings, Inc.              540,000       660,000            --         1,200,000
Capital Product Partners LP                   1,000,000            --            --         1,000,000
Chiquita Brands International, Inc. a         2,250,000            --     1,450,000           800,000
Cleco Corp. a                                 3,000,000            --     1,000,000         2,000,000
Greenbrier Cos., Inc.                         1,600,000            --     1,600,000                --
Information Services Group, Inc.              2,300,000            --     2,300,000                --
NewAlliance Bancshares, Inc.                  5,000,000     1,000,000            --         6,000,000
Oppenheimer Institutional
Money Market Fund, Cl. E                    125,541,232   846,134,963   806,186,133       165,490,062
Pantry, Inc. (The)                            1,800,000       208,700     2,008,700                --
Vanda Pharmaceuticals, Inc.                   1,600,000            --     1,600,000                --

                                                                           DIVIDEND        REALIZED
                                                               VALUE         INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------
Atlas Air Worldwide Holdings, Inc.                     $  72,816,000    $        --  $           --
Capital Product Partners LP                               20,000,000        780,000              --
Chiquita Brands International, Inc. a                             -- b           --       9,968,040
Cleco Corp. a                                                     -- b      450,000        (539,786)
Greenbrier Cos., Inc.                                             --        256,000     (15,174,196)
Information Services Group, Inc.                                  --             --       2,155,161
NewAlliance Bancshares, Inc.                              80,760,000        725,192              --
Oppenheimer Institutional Money Market Fund, Cl. E       165,490,062      3,352,113              --
Pantry, Inc. (The)                                                --             --     (63,618,997)
Vanda Pharmaceuticals, Inc.                                       --             --     (31,760,780)
                                                       ----------------------------------------------
                                                       $ 339,066,062    $ 5,563,305  $  (98,970,558)
                                                       ==============================================

A.   No longer an affiliate as of April 30, 2008.

B. The security is no longer an affiliate, therefore, the value has been excluded from this table.

3. A sufficient amount of liquid assets has been designated to cover outstanding written put options.

4.   Rate shown is the 7-day yield as of April 30, 2008.

--------------------------------------------------------------------------------
WRITTEN OPTIONS AS OF APRIL 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                          NUMBER OF  EXERCISE  EXPIRATION     PREMIUMS
DESCRIPTION                         TYPE  CONTRACTS     PRICE        DATE     RECEIVED        VALUE
------------------------------------------------------------------------------------------------------
National Financial Partners Corp.   Put      5,750   $ 19.50      3/18/09  $ 2,202,250  $ 1,059,150

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  19 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

April 30, 2008
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $3,580,012,814)                               $  3,734,998,321
Affiliated companies (cost $346,129,962)                                        339,066,062
                                                                           ------------------

                                                                              4,074,064,383
---------------------------------------------------------------------------------------------
Cash                                                                                104,475
---------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                 84,340,240
Shares of beneficial interest sold                                                2,248,807
Dividends                                                                         1,834,574
Other                                                                               137,825
                                                                           ------------------
Total assets                                                                  4,162,730,304

---------------------------------------------------------------------------------------------
LIABILITIES
Options written, at value (premiums received $2,202,250)--see
accompanying statement of investments                                             1,059,150
---------------------------------------------------------------------------------------------
Payables and other  liabilities:
Shares of beneficial interest redeemed                                           11,549,166
Investments purchased                                                               975,720
Transfer and shareholder servicing agent fees                                       833,871
Trustees' compensation                                                              601,461
Distribution and service plan fees                                                  531,177
Shareholder communications                                                          333,340
Other                                                                                32,827
                                                                           ------------------
Total liabilities                                                                15,916,712

---------------------------------------------------------------------------------------------
NET ASSETS                                                                 $  4,146,813,592
                                                                           ==================

---------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                 $      1,242,580
---------------------------------------------------------------------------------------------
Additional paid-in capital                                                    4,047,157,286
---------------------------------------------------------------------------------------------
Accumulated net investment loss                                                  (5,485,535)
---------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                    (45,165,446)
---------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                      149,064,707
                                                                           ------------------
NET ASSETS                                                                 $  4,146,813,592
                                                                           ==================

                  20 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

-----------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based
on net assets of $2,819,394,043 and 81,830,825 shares
of beneficial interest outstanding)                           $ 34.45
Maximum offering price per share (net asset value
plus sales charge of 5.75% of offering price)                 $ 36.55
-----------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge) and
offering price per share (based on net assets
of $266,476,450 and 8,825,663 shares of beneficial
interest outstanding)                                         $ 30.19
-----------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $623,938,841 and
20,663,855 shares of beneficial interest outstanding)         $ 30.19
-----------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $341,150,675 and
10,187,946 shares of beneficial interest outstanding)         $ 33.49
-----------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $95,853,583 and 2,749,667
shares of beneficial interest outstanding)                    $ 34.86

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  21 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2008

-----------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign
withholding taxes of $ 106,110)                              $  18,046,437

Affiliated companies                                             5,563,305
-----------------------------------------------------------------------------
Interest                                                            23,135
                                                             ----------------
Total investment income                                         23,632,877

-----------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------

Management fees                                                 13,547,126
-----------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                          3,419,411
Class B                                                          1,470,964
Class C                                                          3,355,570
Class N                                                            857,658
-----------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                          3,553,070
Class B                                                            382,946
Class C                                                            759,541
Class N                                                            692,302
Class Y                                                             57,508
-----------------------------------------------------------------------------
Shareholder communications:
Class A                                                            202,913
Class B                                                             54,524
Class C                                                             60,669
Class N                                                              9,221
Class Y                                                                493
-----------------------------------------------------------------------------
Trustees' compensation                                             234,014
-----------------------------------------------------------------------------
Custodian fees and expenses                                         11,673
-----------------------------------------------------------------------------
Administration service fees                                            750
-----------------------------------------------------------------------------
Other                                                              178,547
                                                             ----------------
Total expenses                                                  28,848,900
Less reduction to custodian expenses                                (7,128)
Less waivers and reimbursements of expenses                       (176,356)
                                                             ----------------
Net expenses                                                    28,665,416

-----------------------------------------------------------------------------
NET INVESTMENT LOSS                                             (5,032,539)

                  22 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments:
   Unaffiliated companies                                    $  65,414,813
   Affiliated companies                                        (98,970,558)
                                                             -----------------
Net realized loss                                              (33,555,745)
------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                   (571,709,958)
Option contracts written                                         1,143,100
                                                             -----------------
Net change in unrealized appreciation                         (570,566,858)

------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS         $(609,155,142)
                                                             =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  23 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS               YEAR
                                                                ENDED              ENDED
                                                       APRIL 30, 2008        OCTOBER 31,
                                                          (UNAUDITED)               2007
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------

Net investment loss                                   $    (5,032,539)   $   (18,110,201)
--------------------------------------------------------------------------------------------
Net realized gain (loss)                                  (33,555,745)       534,582,036
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation                    (570,566,858)       319,653,275
                                                      --------------------------------------
Net increase (decrease) in net assets
resulting from operations                                (609,155,142)       836,125,110

--------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------

Distributions from net realized gain:
Class A                                                  (300,805,725)      (134,183,398)
Class B                                                   (34,296,201)       (20,095,320)
Class C                                                   (77,557,135)       (34,120,436)
Class N                                                   (35,173,894)       (13,524,392)
Class Y                                                    (8,265,179)        (2,073,838)
                                                      --------------------------------------
                                                         (456,098,134)      (203,997,384)
--------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------

Net increase (decrease) in net assets
 resulting from
beneficial interest transactions:

Class A                                                       325,806        747,231,246
Class B                                                   (23,697,703)        (8,849,004)
Class C                                                   (13,948,585)       177,562,311
Class N                                                    25,935,707        124,137,481
Class Y                                                    21,891,426         50,475,978
                                                      --------------------------------------
                                                           10,506,651      1,090,558,012
--------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------

Total increase (decrease)                              (1,054,746,625)     1,722,685,738
--------------------------------------------------------------------------------------------
Beginning of period                                     5,201,560,217      3,478,874,479
                                                      --------------------------------------
End of period (including accumulated net investment
 loss of $5,485,535 and $452,996, respectively)       $ 4,146,813,592    $ 5,201,560,217
                                                      ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   24  |  OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                  ENDED
                                         APRIL 30, 2008                                                    YEAR ENDED OCTOBER 31,
CLASS A                                      (UNAUDITED)           2007           2006            2005          2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period         $    42.78      $    36.95     $    33.08      $    30.08     $   26.11     $  19.18
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       (.01) 1         (.08) 1         .05 1          (.04) 1       (.17) 1      (.04)
Net realized and unrealized gain (loss)           (4.61)           7.97           5.69            6.22          5.42         6.97
                                            ---------------------------------------------------------------------------------------
Total from investment operations                  (4.62)           7.89           5.74            6.18          5.25         6.93
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Distributions from net realized gain              (3.71)          (2.06)         (1.87)          (3.18)        (1.28)          --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $    34.45      $    42.78     $    36.95       $   33.08     $   30.08     $  26.11
                                            =======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               (11.59)%         22.18%         18.04%          21.87%        20.90%       36.13%

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)     $2,819,394      $3,530,371     $2,343,715      $1,298,204     $ 543,999     $330,215
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $2,968,275      $3,150,544     $1,884,099      $  893,501     $ 436,617     $245,319
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                      (0.04)%         (0.19)%         0.13%          (0.11)%       (0.61)%      (0.12)%
Total expenses                                     1.13% 4         1.08% 4        1.14% 4         1.23%         1.35%        1.59%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                              1.13%           1.08%          1.14%           1.23%         1.35%        1.56%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              39%            115%           136%            121%          163%         163%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

                Six Months Ended April 30, 2008   1.13%
                Year Ended October 31, 2007       1.08%
                Year Ended October 31, 2006       1.14%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  25 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                       SIX MONTHS
                                            ENDED
                                   APRIL 30, 2008                                                YEAR ENDED OCTOBER 31,
CLASS B                               (UNAUDITED)          2007          2006          2005          2004          2003
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
period                                  $   38.10     $   33.38     $   30.29     $   28.01     $   24.59     $   18.20
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                          (.13) 1       (.36) 1       (.22) 1       (.29) 1       (.37) 1       (.17)
Net realized and unrealized
gain (loss)                                 (4.07)         7.14          5.18          5.75          5.07          6.56
                                    ---------------------------------------------------------------------------------------
Total from investment operations            (4.20)         6.78          4.96          5.46          4.70          6.39
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
 shareholders:

Distributions from net realized
gain                                        (3.71)        (2.06)        (1.87)        (3.18)        (1.28)           --
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period          $   30.19     $   38.10     $   33.38     $   30.29     $   28.01     $   24.59
                                    =======================================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2         (11.94)%       21.18%        17.08%        20.82%        19.91%        35.11%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                              $ 266,476     $ 367,688     $ 327,908     $ 272,643     $ 198,971     $ 171,896
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                              $ 295,934     $ 370,633     $ 307,618     $ 243,754     $ 190,251     $ 137,734
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                         (0.84)%       (1.00)%       (0.71)%       (0.98)%       (1.43)%       (0.85)%
Total expenses                               1.94% 4       1.90% 4       1.97% 4       2.09%         2.18%         2.42%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                        1.94%         1.90%         1.97%         2.09%         2.18%         2.29%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        39%          115%          136%          121%          163%          163%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

                Six Months Ended April 30, 2008   1.94%
                Year Ended October 31, 2007       1.90%
                Year Ended October 31, 2006       1.97%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  26 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

                                                  SIX MONTHS
                                                       ENDED
                                              APRIL 30, 2008                                                YEAR ENDED OCTOBER 31,
CLASS C                                          (UNAUDITED)           2007           2006           2005         2004        2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $    38.10     $    33.36     $    30.25     $    27.97     $  24.55     $ 18.17
------------------------------------------------------------------------------------------------------------------------------------
Income(loss) from investment operations:
Net investment loss                                     (.12) 1        (.34) 1        (.20) 1        (.27) 1      (.37) 1     (.13)
Net realized and unrealized gain (loss)                (4.08)          7.14           5.18           5.73         5.07        6.51
                                                  ----------------------------------------------------------------------------------
Total from investment operations                       (4.20)          6.80           4.98           5.46         4.70        6.38
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (3.71)         (2.06)         (1.87)         (3.18)       (1.28)         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    30.19     $    38.10     $    33.36     $    30.25     $  27.97     $ 24.55
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    (11.94)%        21.25%         17.17%         20.85%       19.95%      35.11%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)          $  623,939     $  812,430     $  542,273     $  292,689     $122,329     $71,779
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  673,393     $  725,723     $  429,214     $  199,650     $ 96,555     $53,649
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                    (0.80)%        (0.95)%        (0.64)%        (0.91)%      (1.42)%     (0.85)%
Total expenses                                          1.89% 4        1.84% 4        1.92% 4        2.03%        2.16%       2.40%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                      1.89%          1.84%          1.92%          2.03%        2.16%       2.30%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   39%           115%           136%           121%         163%        163%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended April 30, 2008    1.89%
        Year Ended October 31, 2007        1.84%
        Year Ended October 31, 2006        1.92%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  27 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                  SIX MONTHS
                                                       ENDED
                                              APRIL 30, 2008                                                YEAR ENDED OCTOBER 31,
CLASS N                                          (UNAUDITED)           2007           2006           2005         2004        2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    41.75     $    36.24     $    32.58     $    29.77     $  25.98     $ 19.13
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                                     (.07) 1        (.22) 1        (.08) 1        (.14) 1      (.26) 1     (.11)
Net realized and unrealized gain (loss)                (4.48)          7.79           5.61           6.13         5.33        6.96
                                                  ----------------------------------------------------------------------------------
Total from investment operations                       (4.55)          7.57           5.53           5.99         5.07        6.85
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Distributions from net realized gain                   (3.71)         (2.06)         (1.87)         (3.18)       (1.28)         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    33.49     $    41.75     $    36.24     $    32.58     $  29.77     $ 25.98
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    (11.72)%        21.71%         17.65%         21.42%       20.29%      35.81%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)          $  341,151     $  397,075     $  229,340     $  102,971     $ 36,322     $11,216
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  344,793     $  325,526     $  171,305     $   68,779     $ 21,951     $ 6,722
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                    (0.41)%        (0.55)%        (0.22)%        (0.44)%      (0.93)%     (0.36)%
Total expenses                                          1.55% 4        1.45% 4        1.50% 4        1.57%        1.70%       2.01%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                      1.49%          1.45%          1.50%          1.57%        1.66%       1.80%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   39%           115%           136%           121%         163%        163%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended April 30, 2008    1.55%
        Year Ended October 31, 2007        1.45%
        Year Ended October 31, 2006        1.50%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  28 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

                                                      SIX MONTHS
                                                           ENDED
                                                  APRIL 30, 2008                                  YEAR ENDED OCTOBER 31,
CLASS Y                                              (UNAUDITED)               2007               2006            2005 1
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $        43.17         $    37.14         $    33.08         $   33.38
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                               .05                .07                .26                -- 3
Net realized and unrealized gain (loss)                    (4.65)              8.02               5.67              (.30)
                                                  ------------------------------------------------------------------------
Total from investment operations                           (4.60)              8.09               5.93              (.30)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                       (3.71)             (2.06)             (1.87)               --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $        34.86         $    43.17         $    37.14         $   33.08
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                        (11.43)%            22.63%             18.64%            (0.90)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)          $       95,854         $   93,996         $   35,638         $       1
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $       93,844         $   63,467         $   12,164         $       1
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                0.29%              0.18%              0.76%            (0.32)%
Total expenses                                              0.77% 6,7,8        0.72% 6,7,8        0.68% 6,7,8       0.90% 7
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       39%               115%               136%              121%

1. For the period from October 24, 2005 (inception of offering) to October 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended April 30, 2008    0.77%
        Year Ended October 31, 2007        0.72%
        Year Ended October 31, 2006        0.68%

7. Reduction to custodian expenses less than 0.005%.

8. Waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  29 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Small- & Mid- Cap Value Fund (the "Fund"), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining

                 30 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                 31 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      During the fiscal year ended October 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of April 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $33,555,745 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 32 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Federal tax cost of securities                           $        3,942,284,317
Federal tax cost of other investments                                (2,202,250)
                                                         -----------------------
Total federal tax cost                                   $        3,940,082,067
                                                         =======================
Gross unrealized appreciation                            $          480,397,839
Gross unrealized depreciation                                      (347,474,673)
                                                         -----------------------
Net unrealized appreciation                              $          132,923,166
                                                         =======================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. On November 19, 2007, the Fund's Board of Trustees voted to freeze participation in the retirement plan for the Board's independent trustees by not adding new participants to the plan after December 31, 2007. Active independent trustees who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits. Benefits already accrued under the plan for Trustees who were participants prior to that freeze date are not affected.

During the six months ended April 30, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

         Projected Benefit Obligations Increased       $171,907
         Payments Made to Retired Trustees                8,941
         Accumulated Liability as of April 30, 2008     588,540

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at

                  33 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited /Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                      SIX MONTHS ENDED APRIL 30, 2008             YEAR ENDED OCTOBER 31, 2007
                                                     SHARES                    AMOUNT             SHARES               AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                              7,321,862            $  261,226,652         35,296,465     $  1,413,973,807
Dividends and/or distributions reinvested         6,926,771               262,386,097          3,138,182          116,865,940
Redeemed                                        (14,942,296)             (523,286,943) 1     (19,334,484)        (783,608,501) 2
                                                --------------------------------------------------------------------------------
Net increase (decrease)                            (693,663)           $      325,806         19,100,163     $    747,231,246
                                                ================================================================================

                  34 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

                                          SIX MONTHS ENDED APRIL 30, 2008                 YEAR ENDED OCTOBER 31, 2007
                                             SHARES                AMOUNT                    SHARES            AMOUNT
------------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                        353,285     $      11,045,779                 2,354,173    $   83,945,046
Dividends and/or
distributions reinvested                    922,341            30,713,946                   536,345        17,919,301
Redeemed                                 (2,100,353)          (65,457,428) 1             (3,063,581)     (110,713,351) 2
                                      ----------------------------------------------------------------------------------
Net decrease                               (824,727)    $     (23,697,703)                 (173,063)   $   (8,849,004)
                                      ==================================================================================

------------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                      1,438,892     $      45,952,184                 8,127,707    $  289,824,285
Dividends and/or
distributions reinvested                  1,615,742            53,788,047                   704,284        23,516,054
Redeemed                                 (3,717,115)         (113,688,816) 1             (3,761,916)     (135,778,028) 2
                                      ----------------------------------------------------------------------------------
Net increase (decrease)                    (662,481)    $     (13,948,585)                5,070,075    $  177,562,311
                                      ==================================================================================

------------------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                      1,618,307     $      55,916,224                 5,367,554    $  211,159,602
Dividends and/or
distributions reinvested                    783,162            28,867,361                   305,817        11,153,148
Redeemed                                 (1,723,194)          (58,847,878) 1             (2,492,279)      (98,175,269) 2
                                      ----------------------------------------------------------------------------------
Net increase                                678,275     $      25,935,707                 3,181,092    $  124,137,481
                                      ==================================================================================

------------------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                      1,070,408     $      38,317,707                 1,491,531    $   61,957,864
Dividends and/or
distributions reinvested                    175,077             6,700,208                    55,375         2,073,776
Redeemed                                   (673,343)          (23,126,489) 1               (329,064)      (13,555,662) 2
                                      ----------------------------------------------------------------------------------
Net increase                                572,142     $      21,891,426                 1,217,842    $   50,475,978
                                      ==================================================================================

1.    Net of redemption fees of $13,759, $1,372, $3,122, $1,598 and $435 for
      Class A, Class B, Class C, Class N and Class Y, respectively.

2.    Net of redemption fees of $55,972, $6,585, $12,893, $5,783 and $1,128 for
      Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2008, were as follows:

                                            PURCHASES                 SALES
         ------------------------------------------------------------------
         Investment securities       $  1,694,129,568    $    2,186,333,033

--------------------------------------------------------------------------------
4.FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                 35 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited /Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4.FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

         FEE SCHEDULE
         ------------------------------
         Up to $400 million       0.80%
         Next $400 million        0.75
         Next $1.2 billion        0.60
         Next $4.0 billion        0.58
         Over $6.0 billion        0.56

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2008, the Fund paid $5,422,201 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of

                  36 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND such termination. The Distributor's aggregate uncompensated expenses under the Plans at March 31, 2008 for Class B, Class C and Class N shares were $1,118,464, $7,569,979 and $3,193,639, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                               CLASS A           CLASS B          CLASS C          CLASS N
                        CLASS A             CONTINGENT        CONTINGENT       CONTINGENT       CONTINGENT
                      FRONT-END               DEFERRED          DEFERRED         DEFERRED         DEFERRED
                  SALES CHARGES          SALES CHARGES     SALES CHARGES    SALES CHARGES    SALES CHARGES
SIX MONTHS          RETAINED BY            RETAINED BY       RETAINED BY      RETAINED BY      RETAINED BY
ENDED               DISTRIBUTOR            DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------
April 30, 2008         $209,248                $41,276          $265,205          $74,717           $1,662
-----------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended April 30, 2008, OFS waived $96,740 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended April 30, 2008, the Manager waived $79,616 for IMMF management fees.

--------------------------------------------------------------------------------
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.

                 37 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited /Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. OPTION ACTIVITY Continued

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the six months ended April 30, 2008 was as follows:

                                             PUT OPTIONS
                             ---------------------------
                             NUMBER OF         AMOUNT OF
                             CONTRACTS          PREMIUMS
--------------------------------------------------------
Options outstanding as of
October 31, 2007                    --      $         --
Options written                  5,750         2,202,250
                            ----------------------------
Options outstanding as of
April 30, 2008                   5,750      $  2,202,250
                            ============================

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

      In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                 38 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                 39 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 06/10/2008